UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2013

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dreyfus Total Return Advantage Fund

Global Alpha Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
January 31, 2013 (Unaudited)

	Face Amount
	Covered by
Options Purchased--2.0%	Contracts ($)		Value ($)
Call Options--2.0%
U.S. Treasury 10 Year Note Futures,
March 2013 @ $115	18,000	a	293,063

	Number of
	Contracts		Value ($)
Put Options--.0%
Swiss Market Index Futures,
March 2013 @ CHF 6,846	180	a	3,662

Total Options Purchased
(cost $341,026)			296,725
	Principal
Short-Term Investments--80.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 3/14/13	855,000	[b]	854,968
0.06%, 4/4/13	3,758,000		3,757,662
0.09%, 2/21/13	750,000		749,989
0.09%, 2/28/13	3,500,000		3,499,923
0.11%, 2/14/13	2,860,000		2,859,986
Total Short-Term Investments
(cost $11,722,172)			11,722,528

Other Investment--21.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,132,861)	3,132,861	[c]	3,132,861
Total Investments (cost $15,196,059)	103.4%		15,152,114
Liabilities, Less Cash and Receivables	(3.4%)		(493,329)
Net Assets	100.0%		14,658,785

CHF- Swiss Franc

a	Non-income producing security.
b	Held by or on behalf of a counterparty for open financial futures positions.
c	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized depreciation on investments was $113,076 of which $359 related to appreciated investment securities and $113,435 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	101.4
Options Purchased	2.0
103.4

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013 ($)
Financial Futures Long
Amsterdam Exchange Index	12	1,151,133	Feburary 2013	18,288
Australian 10 Year Bonds	7	888,195	March 2013	2,707
CAC 40 10 Euro	34	1,722,153	Feburary 2013	7,230
DAX	11	2,910,140	March 2013	54,328
Euro-Bond Options	17	505,362	Feburary 2013	(33,733)
Japanese 10 Year Mini Bonds	8	1,265,396	March 2013	(582)
Standard & Poor's 500 E-mini	3	223,995	March 2013	5,817
Topix Index	11	1,130,013	March 2013	64,925
U.S. Treasury 10 Year Notes	2	262,563	March 2013	193

Financial Futures Short
Canadian 10 Year Bonds	29	(3,882,054)	March 2013	35,558
Euro-Bond	1	(192,616)	March 2013	5,188
FTSE 100	8	(793,988)	March 2013	(18,893)
Hang Seng	8	(1,226,278)	Feburary 2013	(6,738)
Long Gilt	32	(5,903,922)	March 2013	74,224
S&P/Toronto Stock Exchange 60 Index	7	(1,018,271)	March 2013	(23,687)

Gross Unrealized Appreciation				268,458
Gross Unrealized Depreciation				(83,633)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/21/2013 a	1,904,658	1,980,082	1,979,081	(1,001)
3/21/2013 b	2,524,781	2,640,506	2,623,435	(17,071)
3/21/2013 c	471,840	494,306	490,276	(4,030)

British Pound,
Expiring:
3/21/2013 a	51,220	83,210	81,213	(1,997)
3/21/2013 b	768,040	1,243,057	1,217,789	(25,268)
3/21/2013 c	582,800	941,147	924,076	(17,071)

Canadian Dollar,
Expiring:
3/21/2013 a	1,551,283	1,568,422	1,553,714	(14,708)
3/21/2013 b	1,052,851	1,063,291	1,054,502	(8,789)
3/21/2013 c	2,844,633	2,881,089	2,849,091	(31,998)
3/21/2013 d	1,184,525	1,197,215	1,186,382	(10,833)
3/21/2013 e	1,147,307	1,161,359	1,149,106	(12,253)

Euro,
Expiring:
3/21/2013 a	264,500	353,713	359,235	5,522
3/21/2013 b	1,825,610	2,414,065	2,479,477	65,412
3/21/2013 c	1,049,620	1,407,099	1,425,554	18,455
3/21/2013 d	259,820	344,828	352,877	8,049
3/21/2013 e	57,100	76,009	77,551	1,542
3/21/2013 f	211,270	280,758	286,939	6,181
3/21/2013 g	216,400	286,950	293,906	6,956

Japanese Yen,
Expiring:
3/21/2013 a	1,639,000	19,570	17,929	(1,641)
3/21/2013 c	36,209,760	435,085	396,099	(38,986)
3/21/2013 e	45,316,592	546,972	495,719	(51,253)
3/21/2013 f	160,615,804	1,946,976	1,756,983	(189,993)

New Zealand Dollar,
Expiring:
3/21/2013 b	352,205	293,756	294,637	881
3/21/2013 c	1,112,500	921,946	930,663	8,717
3/21/2013 f	837,674	695,118	700,757	5,639

Norwegian Krone,
Expiring:
3/21/2013 a	2,137,075	375,401	390,445	15,044

3/21/2013 b	1,979,364	349,303	361,631	12,328
3/21/2013 h	1,886,581	332,776	344,679	11,903

Swedish Krona,
Expiring:
3/21/2013 a	9,632,172	1,446,272	1,513,445	67,173
3/21/2013 d	8,304,832	1,245,427	1,304,888	59,461

Swiss Franc,
Expiring:
3/21/2013 b	3,272	3,585	3,596	11
3/21/2013 c	137,760	150,475	151,456	981

Sales:		Proceeds ($)

Australian Dollar,
Expiring:
3/21/2013 a	54,200	56,680	56,317	363
3/21/2013 b	709,000	733,488	736,704	(3,216)
3/21/2013 c	1,645,210	1,713,305	1,709,494	3,811

British Pound,
Expiring:
3/21/2013 a	929,379	1,493,562	1,473,606	19,956
3/21/2013 b	374,013	599,315	593,026	6,289
3/21/2013 c	1,478,868	2,375,915	2,344,863	31,052
3/21/2013 d	814,061	1,307,818	1,290,760	17,058
3/21/2013 e	47,800	75,786	75,790	(4)
3/21/2013 f	176,860	280,455	280,426	29
3/21/2013 g	105,350	167,920	167,041	879

Canadian Dollar,
Expiring:
3/21/2013 b	2,143,700	2,152,233	2,147,060	5,173
3/21/2013 c	1,213,755	1,215,398	1,215,656	(258)
3/21/2013 d	254,100	255,824	254,498	1,326
3/21/2013 e	48,400	48,738	48,476	262

Euro,
Expiring:
3/21/2013 a	2,730,261	3,563,501	3,708,144	(144,643)
3/21/2013 b	593,528	768,218	806,108	(37,890)
3/21/2013 c	2,621,411	3,386,065	3,560,308	(174,243)
3/21/2013 d	1,120,600	1,452,247	1,521,959	(69,712)

Japanese Yen,
Expiring:
3/21/2013 b	102,514,970	1,199,571	1,121,414	78,157
3/21/2013 c	47,574,670	554,973	520,420	34,553
3/21/2013 d	5,403,300	61,758	59,107	2,651
3/21/2013 g	10,034,700	114,719	109,770	4,949

New Zealand Dollar,
Expiring:
3/21/2013 b	485,200	397,989	405,894	(7,905)

3/21/2013c	307,760	257,570	257,456	114

Norwegian Krone,
Expiring:
3/21/2013 b	870,000	155,682	158,949	(3,267)
3/21/2013 c	2,784,440	499,986	508,718	(8,732)

Swedish Krona,
Expiring:
3/21/2013 b	4,558,800	697,141	716,295	(19,154)
3/21/2013 c	1,071,200	165,762	168,311	(2,549)

Swiss Franc,
Expiring:
3/21/2013 b	82,884	89,015	91,124	(2,109)
3/21/2013 f	110,125	120,392	121,074	(682)

Gross Unrealized Appreciation				500,877
Gross Unrealized Depreciation				(901,256)

Counterparties:
a	BNP Paribas
b	Citigroup
c	UBS
d	Goldman Sachs
e	Royal Bank of Canada
f	Morgan Stanley
g	Standard Chartered Bank
h	Skandinaviska Enskilda Banken

STATEMENT OF OPTIONS WRITTEN
January 31, 2013 (Unaudited)

	Number of
	Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
March 2013 @ CHF 6,846
(premiums received $27,535)	180 a	(96,666)

CHF--Swiss Franc
a Non-income producing security.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	3,132,861	-	-	3,132,861
U.S. Treasury	-	11,722,528	-	11,722,528
Other Financial Instruments:
Financial Futures+	268,458	-	-	268,458
Forward Foreign Currency Exchange Contracts+	-	500,877	-	500,877
Options Purchased	296,725	-	-	296,725
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(83,633)	-	-	(83,633)
Forward Foreign Currency Exchange Contracts+	-	(901,256)	-	(901,256)
Options Written	(96,666)	-	-	(96,666)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
January 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--85.4%		Rate (%)	Date	Amount ($) [a]		Value ($)
Banks--11.1%
Allied Irish Banks,
Gov't Gtd. Notes	EUR	3.25	2/4/13	100,000		135,779
Australia & New Zealand Banking
Group, Sub. Notes	GBP	4.75	12/7/18	50,000	b	80,380
Bank Nederlandse Gemeenten,
Sr. Unscd. Notes		0.44	5/3/13	100,000	b	100,016
Co-Operative Bank,
Sub. Notes	GBP	5.75	12/2/24	50,000	b	75,136
Eksportfinans,
Sr. Unscd. Notes	EUR	4.75	6/11/13	25,000		34,281
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		57,460
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	4.38	10/15/19	100,000		135,596
LBG Capital No.1,
Gtd. Bonds, Ser. 19	GBP	11.04	3/19/20	50,000		92,551
Lloyds TSB Bank,
Gov't Gtd. Notes	GBP	1.50	5/2/17	100,000		161,938
Nationwide Building Society,
Sub. Notes	GBP	5.25	2/12/18	40,000	b	63,387
Royal Bank of Scotland,
Sr. Unscd. Notes	AUD	5.06	3/10/14	100,000	b	105,231
Suncorp-Metway,
Gov't Gtd. Notes	GBP	4.00	1/16/14	85,000		139,171
UBS,
Sub. Notes	GBP	5.25	6/21/21	50,000	b	83,589
						1,264,515
Casinos--1.2%
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	50,000		67,380
Peermont Global Proprietary,
Scd. Notes	EUR	7.75	4/30/14	50,000		66,023
						133,403
Consumer Discretionary--3.8%
Daily Mail & General Trust,

Sr. Unscd. Bonds	GBP	7.50	3/29/13	50,000		79,940
DIRECTV Holdings,
Gtd. Notes		4.60	2/15/21	75,000		81,331
Edcon Proprietary,
Scd. Notes	EUR	3.43	6/15/14	50,000	b	65,853
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	50,000		78,508
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	39,218		57,603
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	50,000		73,796
						437,031
Consumer Staples--2.7%
Altria Group,
Gtd. Notes		9.95	11/10/38	56,000		91,570
BAT International Finance,
Gtd. Notes		8.13	11/15/13	95,000		100,280
British Sugar,
Scd. Debs.	GBP	10.75	7/2/13	31,000		51,624
CEDC Finance Corp. International,
Sr. Scd. Notes	EUR	8.88	12/1/16	50,000		41,752
China Green Holdings,
Gtd. Bonds	CNY	3.00	4/12/13	200,000		18,669
						303,895
Diversified Financial Services--15.6%
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	40,637		65,799
ASB Finance,
Gtd. Notes	GBP	1.34	10/23/15	100,000	b	159,194
Boats Investments Netherlands,
Sr. Scd. Notes	EUR	11.00	3/31/17	90,785		77,042
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		91,703
Citigroup,
Sub. Notes	EUR	4.25	2/25/30	80,000	b	102,581
Direct Line Insurance Group,
Gtd. Notes	GBP	9.25	4/27/42	100,000	b	188,741
Experian Finance,
Gtd. Notes	GBP	5.63	12/12/13	50,000		82,162
F&C Commercial Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	b	83,852
Hutchinson Ports Finance,

Gtd. Bonds	GBP	6.75	12/7/15	30,000		54,133
Juturna European Loan Conduit No.
16, Mortgage Backed Notes	GBP	5.06	8/10/33	48,118	b	83,349
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	50,000		54,375
Permanent TSB,
Gov't Gtd. Notes	EUR	4.00	3/10/15	100,000		138,753
Prudential,
Jr. Sub. Notes		11.75	12/29/49	65,000	b	73,834
QBE Insurance Group,
Sr. Unscd. Bonds	GBP	10.00	3/14/14	50,000		86,027
Reed Elsevier Investments,
Gtd. Notes	GBP	7.00	12/11/17	50,000		96,378
SLM Student Loan Trust,
Asset-Backed Notes	GBP	5.15	12/15/39	100,000		147,497
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,655		85,624
Toys R Us Property Co. I,
Gtd. Notes		10.75	7/15/17	50,000		54,000
Woodside Finance,
Gtd. Notes		8.75	3/1/19	44,000		58,129
						1,783,173
Energy--3.7%
Chesapeake Energy,
Gtd. Notes		6.78	3/15/19	40,000		40,450
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	53,000		57,505
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	58,000		58,145
EXCO Resources,
Gtd. Notes		7.50	9/15/18	50,000		47,625
Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	90,000		111,316
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000	b	72,302
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		36,082
						423,425
Foreign/Governmental--28.2%
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		69,904
Canadian Government,

Bonds	CAD	2.00	6/1/16	315,000		322,368
Costa Rican Government,
Sr. Unscd. Notes		6.55	3/20/14	50,000		52,500
Czech Republic Government,
Bonds, Ser. 56	CZK	5.00	4/11/19	1,910,000		122,234
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	NOK	4.00	5/11/17	180,000		34,584
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	IDR	6.75	2/19/13	280,000,000		28,793
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.58	1/5/16	40,000	b	63,310
European Investment Bank,
Sr. Unscd. Bonds	IDR	6.00	4/22/14	160,000,000		16,620
European Investment Bank,
Sr. Unscd. Notes	BRL	6.00	1/25/16	60,000		29,901
European Investment Bank,
Sr. Unscd. Notes	NZD	6.50	9/10/14	125,000		110,173
European Investment Bank,
Sr. Unscd. Bonds	TRY	8.00	11/23/15	46,000		28,093
Europeon Investment Bank,
Sr. Unscd. Bonds	TRY	0.00	3/30/16	59,000	c	28,411
Finnish Government,
Sr. Unscd. Notes	GBP	0.57	2/25/16	100,000	b	158,872
FMS Wertmanagement,
Gov't Gtd. Notes	EUR	3.00	9/8/21	100,000		148,348
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes		0.20	1/14/15	140,000	b	140,014
Irish Government,
Unscd. Bonds	EUR	5.90	10/18/19	80,000		122,398
Mexican Government,
Bonds, Ser. M10	MXN	7.75	12/14/17	2,170,000		193,593
Mexican Government,
Bonds, Ser. Ml10	MXN	8.00	12/19/13	1,416,000		114,947
Mexican Government,
Bonds, Ser. M	MXN	8.00	6/11/20	1,710,000		161,801
Netherlands Government,
Sr. Unscd. Bonds		1.00	2/24/17	150,000		151,189
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	130,000	d	116,425
New Zealand Government,
Sr. Unscd. Bonds, Ser. 423	NZD	5.50	4/15/23	80,000		77,355

Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	994,000	206,737
Norwegian Government,
Unscd. Bonds, Ser. 470	NOK	6.50	5/15/13	1,600,000	296,780
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	476,000	177,425
Portugal Obrigacoes do Tesouro OT,
Sr. Unscd. Notes	EUR	4.75	6/14/19	140,000	181,149
Turkish Government,
Bonds	TRY	9.00	1/27/16	94,000	57,750
					3,211,674
Health Care--1.6%
Apria Healthcare Group,
Sr. Scd. Notes		11.25	11/1/14	56,000	57,400
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000	70,435
Fresenius Medical Care US Finance
II, Gtd. Notes		5.63	7/31/19	50,000	54,500
					182,335
Industrial--4.1%
Heathrow Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/15	100,000	163,715
Heidelberger Druckmaschinen,
Gtd. Notes	EUR	9.25	4/15/18	50,000	62,798
ISS,
Scd. Notes	EUR	8.88	5/15/16	50,000	70,130
L-3 Communications,
Gtd. Notes		4.75	7/15/20	30,000	33,037
Rexel,
Gtd. Notes	EUR	8.25	12/15/16	50,000	73,830
Ship Finance International,
Gtd. Notes		8.50	12/15/13	57,000	57,406
					460,916
Materials--6.1%
Ardagh Glass Finance,
Gtd. Notes	EUR	7.13	6/15/17	50,000	69,247
Beverage Packaging Holdings
Luxembourg II, Scd. Notes	EUR	9.50	6/15/17	50,000	70,096
Cemex Finance,
Sr. Scd. Notes	EUR	9.63	12/14/17	50,000	74,203
Conti-Gummi Finance,
Sr. Scd. Notes	EUR	7.50	9/15/17	50,000	72,147

HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	50,000		79,091
INEOS Group Holdings,
Scd. Notes	EUR	7.88	2/15/16	50,000		68,229
Inmet Mining,
Gtd. Notes		8.75	6/1/20	40,000		44,600
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	50,000		66,192
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	50,000		76,885
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	7.25	11/15/17	50,000		72,082
						692,772
Telecommunication Services--3.3%
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	65,000		70,484
ITC Deltacom,
Sr. Scd. Notes		10.50	4/1/16	50,000		53,406
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	50,000		52,500
Sprint Nextel
Sr. Unscd. Debs.		9.25	4/15/22	47,000		57,105
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	50,000		75,018
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	50,000		72,218
						380,731
U.S. Government Securities--2.1%
U.S. Treasury Bonds;
4.25%, 5/15/39				65,000		79,595
U.S. Treasury Notes;
1.50%, 8/31/18				160,000		164,175
						243,770
Utilities--1.9%
InterGen,
Sr. Scd. Notes	GBP	9.50	6/30/17	35,000		51,624
RWE Finance,
Gtd. Notes	GBP	6.38	6/3/13	50,000		80,592
SSE,
Sub. Notes	GBP	5.45	9/29/49	50,000	b	82,670
						214,886
Total Bonds and Notes

(cost $9,445,700)			9,732,526

Common Stocks--7.8%	Shares		Value ($)
Exchange-Traded Funds
iShares JPMorgan Emerging Markets
Bond Fund	4,645	e	554,102
SPDR Barclays Emerging Markets
Local Bond	1,110		111,444
SPDR Citi Asia Local Government
Bond	2,139		226,157
Total Common Stocks
(cost $910,055)			891,703

Other Investment--4.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $467,798)	467,798	[f]	467,798
Total Investments (cost $10,823,553)	97.3%		11,092,027
Cash and Receivables (Net)	2.7%		310,568
Net Assets	100.0%		11,402,595

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
CZK--Czech Republic Koruna
EUR--Euro
GBP--British Pound
IDR--Indonesian Rupiah
MXN--Mexican New Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN -- Polish Zloty
TRY--Turkish Lira
b	Variable rate security--interest rate subject to periodic change.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Price Index.
e	Non-income producing
f	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $268,474 of which $411,545 related to appreciated investment securities and $143,071 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	55.1
Foreign/Governmental	28.2
Exchange-Traded Funds	7.8
Money Market Investment	4.1
U.S. Government & Agencies	2.1
97.3

† Based on net assets.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
January 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Australian Dollar,
Expiring
2/14/2013 a	102,000	106,399	106,257	142

British Pound,
Expiring:
2/1/2013 b	15,458	24,383	24,516	(133)
2/14/2013 b	92,000	147,574	145,901	1,673
2/14/2013 c	1,567,650	2,501,209	2,486,107	15,102
2/14/2013 d	134,000	215,075	212,508	2,567

Canadian Dollar,
Expiring
2/14/2013 b	329,000	329,405	329,762	(357)

Chinese Yuan Renminbi,
Expiring
2/19/2013 c	150,000	23,792	24,096	(304)

Czech Republic Koruna,
Expiring
2/14/2013 b	2,370,000	119,039	125,405	(6,366)

Euro,
Expiring:
2/1/2013 c	1,688	2,287	2,291	(4)
2/14/2013 b	40,000	52,227	54,317	(2,090)
2/14/2013 c	485,000	646,274	658,587	(12,313)
2/14/2013 d	1,442,200	1,841,789	1,958,378	(116,589)

Mexican New Peso,
Expiring:
2/14/2013 b	4,341,000	335,960	340,943	(4,983)
2/14/2013 c	1,514,000	115,340	118,910	(3,570)

New Zealand Dollar,
Expiring
2/14/2013 b	133,000	110,948	111,514	(566)

Norwegian Krone,
Expiring:

2/14/2013 b	1,997,000	347,440	365,362	(17,922)
2/14/2013 d	130,163	22,591	23,814	(1,223)

Polish Zloty,
Expiring:
2/14/2013 b	531,000	160,804	171,545	(10,741)
2/14/2013 c	20,000	6,403	6,461	(58)

Turkish Lira,
Expiring
2/14/2013 c	99,000	54,792	56,194	(1,402)

Gross Unrealized Appreciation				19,484
Gross Unrealized Depreciation				(178,621)

Counterparties:
a	Barclays Bank
b	Royal Bank of Scotland
c	JPMorgan Chase & Co.
d	UBS

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013	($)
Financial Futures Short
U.S. Treasury Long Bonds	3	(430,406)	March 2013	(2,259)

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	6,277,082	-	6,277,082
Exchange-Traded Funds	891,703	-	-	891,703
Foreign Government	-	3,211,674	-	3,211,674
Mutual Funds	467,798	-	-	467,798
U.S. Treasury	-	243,770	-	243,770
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	19,484	-	19,484
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(2,259)	-	-	(2,259)
Forward Foreign Currency Exchange Contracts++	-	(178,621)	-	(178,621)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--19.5%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--5.6%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	510,000		586,288
Australian Goverment,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	1,942,000		2,380,479
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	460,000	b	622,321
Queensland Treasury
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	246,000		281,653
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	150,000	c	216,907
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	340,000		390,807
						4,478,455

Croatia--.2%
Agrokor,
Gtd. Notes	EUR	9.13	2/1/20	130,000		198,798

El Salvador--.1%
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	100,000		109,000

Germany--.7%
Conti-Gummi Finance,
Sr. Scd. Notes	EUR	7.50	9/15/17	150,000		216,442
HeidelbergCement Finance,
Gtd. Bonds	EUR	7.50	4/3/20	125,000		197,728
Unitymedia Hessen,
Sr. Scd. Notes	EUR	8.13	12/1/17	117,653		172,808
						586,978
Ireland--.4%
Ardagh Glass Finance,
Gtd. Notes	EUR	7.13	6/15/17	150,000		207,742
Smurfit Kappa Acquisitions,

Sr. Scd. Notes	EUR	7.25	11/15/17	100,000		144,163
						351,905
Italy--.5%
Lottomatica Group,
Jr. Sub. Bonds	EUR	8.25	3/31/66	150,000	c	210,288
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	150,000		216,653
						426,941
Luxembourg--.2%
Aguila 3,
Sr. Scd Notes		7.88	1/31/18	150,000		159,000
Mexico--.2%
Satelites Mexicanos,
Sr. Scd. Notes		9.50	5/15/17	126,000		132,300
Netherlands--.7%
OI European Group,
Gtd. Notes	EUR	6.75	9/15/20	100,000		153,770
UPC Holding,
Scd. Notes	EUR	8.38	8/15/20	150,000		225,054
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	150,000		221,388
						600,212
New Zealand--1.8%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 423	NZD	5.50	4/15/23	505,000		488,305
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	1,000,000		986,958
						1,475,263
Norway--3.3%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	1,045,000		210,418
Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	11,705,000		2,434,462
						2,644,880
South Africa--.2%
Edcon Proprietary,
Scd. Notes	EUR	3.43	6/15/14	150,000	c	197,559
Sweden--.4%
Eileme 2,
Sr. Scd. Notes	EUR	11.75	1/31/20	110,000		174,001
Norcell Sweden Holding 3,

Sr. Scd. Notes	SEK	9.25	9/29/18	1,000,000		169,869
						343,870
Switzerland--.4%
Matterhorn Mobile,
Sr. Scd. Notes	CHF	6.75	5/15/19	150,000		178,012
Sunrise Communications International,
Sr. Scd. Notes	EUR	7.00	12/31/17	100,000		144,605
						322,617
United Kingdom--3.1%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	50,000	d	143,888
Boparan Finance,
Gtd. Notes	GBP	9.88	4/30/18	100,000		177,631
Cable & Wireless International Finance,
Gtd. Bonds	GBP	8.63	3/25/19	110,000		199,756
Co-Operative Bank,
Sub. Notes	GBP	5.63	11/16/21	100,000	c	147,350
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	150,000	d	306,536
Ineos Finance,
Sr. Scd. Notes	EUR	7.25	2/15/19	100,000	c	143,926
Jaguar Land Rover Automotive,
Gtd. Bonds		8.13	5/15/21	150,000		169,125
John Lewis,
Sr. Unscd. Bonds	GBP	8.38	4/8/19	75,000		153,967
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	150,000		198,577
LBG Capital No.1,
Gtd. Bonds, Ser. 8	GBP	7.87	8/25/20	70,000		117,515
National Grid Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	32,000	d	85,872
National Grid Gas,
Gtd. Bonds	GBP	4.19	12/14/22	19,000	d	61,738
Priory Group No. 3,
Sr. Scd Notes	GBP	7.00	2/15/18	100,000		165,736
Prudential,
Jr. Sub. Notes		11.75	12/29/49	181,000	c	205,598
Sable International Finance,
Sr. Scd. Notes		7.75	2/15/17	100,000		106,750
TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	60,000	d	160,136

					2,544,101
United States--1.7%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	150,000	211,306
CEDC Finance Corp International,
Sr. Scd. Notes		9.13	12/1/16	100,000	63,000
Chesapeake Energy,
Gtd. Notes		6.78	3/15/19	170,000	171,912
Clearwire Communications,
Sr. Scd. Notes		12.00	12/1/15	150,000	162,826
CONSOL Energy,
Gtd. Notes		8.00	4/1/17	150,000	162,750
EXCO Resources,
Gtd. Notes		7.50	9/15/18	185,000	176,212
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	186,000	202,275
Sprint Nextel
Sr. Unscd. Debs.		9.25	4/15/22	200,000	243,000
					1,393,281
Total Bonds and Notes
(cost $14,935,055)					15,965,160

Common Stocks--60.4%				Shares	Value ($)
Australia--3.1%
Newcrest Mining				63,989	1,561,423
Telstra				196,791	943,979
					2,505,402
Brazil--.6%
Petroleo Brasileiro, ADR, Cl. A				28,632	517,953
Canada--3.8%
Barrick Gold				41,736	1,332,213
Eldorado Gold				31,506	352,208
Yamana Gold				84,857	1,386,775
					3,071,196
Denmark--1.3%
TDC				138,141	1,057,169
France--4.1%
Sanofi				14,561	1,420,730
Total				34,764	1,884,787
					3,305,517
Germany--3.7%

Bayer	22,991		2,268,851
Deutsche Telekom	60,760		746,950
			3,015,801
Japan--3.0%
Asahi Group Holdings	30,800		653,083
Japan Tobacco	35,900		1,117,691
Softbank	18,900		673,782
			2,444,556
Luxembourg--.8%
Millicom International Cellular, SDR	7,365		678,829
Netherlands--1.7%
Koninklijke KPN	77,107		434,066
Reed Elsevier	58,812		913,934
			1,348,000
Norway--.9%
Statoil	27,623		735,717
South Africa--.9%
MTN Group	35,496		694,845
Sweden--1.5%
TeliaSonera	173,089		1,249,330
Switzerland--5.8%
Novartis	27,936		1,903,227
Roche Holding	8,227		1,820,689
Syngenta	2,382		1,028,392
			4,752,308
United Kingdom--12.9%
BAE Systems	142,296		766,411
British American Tobacco	20,647		1,075,051
Cable & Wireless Communications	502,474		325,861
Centrica	288,734		1,603,671
GlaxoSmithKline	116,242		2,664,908
Severn Trent	46,274		1,190,389
SSE	53,203		1,197,346
United Utilities Group	67,153		779,610
WM Morrison Supermarkets	241,043		959,554
			10,562,801
United States--16.3%
Abbott Laboratories	14,843		502,881
AbbVie	14,843		544,590
Accenture, Cl. A	12,309		884,894
Annaly Capital Management	46,790	e	695,767

Medtronic	15,691		731,201
Merck & Co.	23,821		1,030,258
Newmont Mining	7,676		329,761
Paychex	24,384		795,650
PDL BioPharma	25,472		175,247
PowerShares DB Gold Fund	43,449	f	2,475,290
Reynolds American	46,553		2,047,401
Sprint Nextel	172,295	f	970,021
Sysco	37,855		1,202,653
Wisconsin Energy	25,038		987,248
			13,372,862
Total Common Stocks
(cost $45,936,976)			49,312,286

	Number of
Options Purchased--.3%	Contracts		Value ($)
Call Options--.1%
CBOE Volatility Index Options,
May 2013 @ $22	392	f	53,312
Put Options--.2%
CBOE Volatility Index Options,
April 2013 @ $17	392	f	92,904
FTSE 100 Index Futures,
March 2013 @ GBP 5,800	86	f	21,139
FTSE 100 Index Futures,
March 2013 @ GBP 5,750	200	f	41,240
			155,283
Total Options Purchased
(cost $353,246)			208,595
	Principal
Short-Term Investments--12.6%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.09%, 4/4/13	2,053,000		2,052,815
0.00%, 5/2/13	752,000		751,873
0.14%, 5/30/13	7,485,000		7,483,099
Total Short-Term Investments
(cost $10,286,831)			10,287,787

Other Investment--6.4%	Shares		Value ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Plus Money Market Fund	4,939,000	g	4,939,000

NB Global Floating Rate Income Fund	243,862	253,324
Total Other Investment
(cost $5,175,171)		5,192,324
Total Investments (cost $76,687,279)	99.2%	80,966,152
Cash and Receivables (Net)	.8%	637,524
Net Assets	100.0%	81,603,676

ADR - American Depository Receipts
GBP - British Pound
SDR - Swedish Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD-- Australian Dollar
CHF-- Swiss Franc
EUR-- Euro
GBP-- British Pound
NOK-- Norwegian Krone
NZD-- New Zealand Dollar
SEK-- Swedish Krona
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e	Investment in real estate investment trust.
f	Non-income producing security.
g	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $4,154,469 of which $5,928,761 related to appreciated investment securities and $1,774,292 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	18.7
Health Care	13.2
Foreign/Governmental	10.2
Basic Materials	10.1
Telecommunication Services	9.5
Corporate Bonds	9.3
Utilities	7.1
Consumer Goods	6.0
Consumer Services	3.8
Oil & Gas	3.8

Exchange-Traded Funds	3.0
Industrial	3.0
Financial	.9
Mutual Fund: Foreign	.3
Options Purchased	.3
99.2

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
2/15/2013 a	1,356,000	1,415,474	1,412,503	(2,971)
2/15/2013 b	1,134,000	1,188,843	1,181,252	(7,591)

British Pound,
Expiring
7/17/2013 b	314,000	497,395	497,569	174

Euro,
Expiring:
2/15/2013 a	1,842,000	2,402,508	2,501,282	98,774
2/15/2013 c	103,000	136,615	139,866	3,251

Polish Zloty,
Expiring:
2/15/2013 b	127,000	40,339	41,025	686
2/15/2013 c	2,431,000	770,565	785,288	14,723
2/15/2013 d	224,000	69,015	72,359	3,344

Singapore Dollar,
Expiring
2/15/2013 c	915,000	745,606	739,290	(6,316)

Swedish Krona,
Expiring:
2/1/2013 c	64,903	10,216	10,208	(8)
2/4/2013 b	152,590	24,001	24,000	(1)

Sales:
		Proceeds ($)
Australian Dollar,
Expiring:
2/15/2013 a	165,000	172,892	171,875	1,017
2/15/2013 b	8,815,000	9,200,593	9,182,310	18,283

British Pound,
Expiring:
2/1/2013 c	50,420	79,590	79,966	(376)
7/17/2013 a	7,674,773	12,340,204	12,161,561	178,643
7/17/2013 b	620,000	999,298	982,461	16,837

Canadian Dollar,
Expiring:
2/15/2013 a	477,000	482,739	478,095	4,644
2/15/2013 b	1,352,654	1,357,915	1,355,759	2,156
2/15/2013 c	89,000	89,309	89,204	105

Danish Krone,
Expiring:
4/15/2013 c	758,000	135,820	138,046	(2,226)
4/15/2013 d	4,916,000	856,195	895,299	(39,104)

Euro,
Expiring:

2/1/2013 a	3,375	4,574	4,582	(8)
2/4/2013 c	6,463	8,772	8,775	(3)
2/15/2013 a	123,000	156,422	167,024	(10,602)
2/15/2013 b	221,000	284,175	300,100	(15,925)
2/15/2013 c	10,437,350	13,272,275	14,173,052	(900,777)

Japanese Yen,
Expiring:
4/15/2013 a	117,834,000	1,502,583	1,289,251	213,332
4/15/2013 c	51,214,000	597,634	560,344	37,290
4/15/2013	d	31,759,000	377,113	347,483	29,630

New Zealand Dollar,
Expiring:
4/15/2013 c	1,595,000	1,285,969	1,331,997	(46,028)
4/15/2013 d	205,000	166,199	171,197	(4,998)

Norwegian Krone,
Expiring:
2/15/2013 b	17,130,300	2,889,318	3,133,964	(244,646)
2/15/2013 c	1,516,000	260,189	277,350	(17,161)

Polish Zloty,
Expiring:
2/15/2013 a	276,000	81,603	89,155	(7,552)
2/15/2013 b	2,374,000	705,609	766,877	(61,268)
2/15/2013 c	132,000	39,166	42,640	(3,474)

South African Rand,
Expiring
3/15/2013 c	3,797,100	428,986	422,112	6,874

Swedish Krona,

Expiring:
2/15/2013	a	1,083,000	159,703	170,287	(10,584)
2/15/2013	b	2,268,000	343,398	356,611	(13,213)
2/15/2013	c	8,559,000	1,284,009	1,345,785	(61,776)

Swiss Franc,
Expiring:
6/14/2013	a	3,611,000	3,912,724	3,974,261	(61,537)
6/14/2013	b	328,000	355,520	360,996	(5,476)
6/14/2013	c	246,000	268,513	270,747	(2,234)

Gross Unrealized Appreciation					629,763
Gross Unrealized Depreciation					(1,525,855)

Counterparties:

a	JPMorgan Chase & Co.
b	UBS
c	Royal Bank of Scotland
d	Barclays Bank

STATEMENT OF OPTIONS WRITTEN
January 31, 2013 (Unaudited)

	Number of
	Contracts		Value ($)
Call Options:
FTSE 100 Index Futures,
March 2013 @ GBP 6,300	86	[a]	(106,373)
FTSE 100 Index Futures,
March 2013 @ GBP 6,350	240	[a]	(216,936)
Put Options:
FTSE 100 Index Futures,
March 2013 @ GBP 5,450	200	a	(17,440)
FTSE 100 Index Futures,
March 2013 @ GBP 5,500	86	a	(9,546)
(premiums received $225,891)			(350,295)

GBP- British Pound

a	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	7,583,469	-	7,583,469
Equity Securities - Domestic Common Stocks+	10,897,572	-	-	10,897,572
Equity Securities - Foreign Common Stocks+	35,939,424	-	-	35,939,424
Exchange-Traded Funds	2,475,290	-	-	2,475,290
Foreign Government	-	8,381,691	-	8,381,691
Mutual Funds	5,192,324	-	-	5,192,324
U.S. Treasury	-	10,287,787	-	10,287,787
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	629,763	-	629,763
Options Purchased	208,595	-	-	208,595
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1,525,855)	-	(1,525,855)
Options Written	(350,295	-	-	(350,295)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and options (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
January 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--29.3%	Rate (%)	Date	Amount ($) [a]		Value ($)
Brazil--1.8%
Banco do Brasil,
Bank Gtd. Notes	3.88	10/10/22	200,000		198,500
Gerdau Trade,
Gtd. Notes	5.75	1/30/21	100,000		111,000
Itau Unibanco Holding,
Sub. Notes	5.65	3/19/22	200,000		212,500
Odebrecht Finance,
Gtd. Notes	5.13	6/26/22	200,000		216,000
Oi,
Sr. Unscd. Notes	5.75	2/10/22	200,000		210,500
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	110,000		123,449
QGOG Constellation,
Gtd. Notes	6.25	11/9/19	200,000	b	211,500
Rearden G Holdings,
Gtd. Notes	7.88	3/30/20	100,000		111,000
					1,394,449
Canada--.5%
Pacific Rubiales Energy,
Gtd. Notes	7.25	12/12/21	100,000	b	117,100
PTTEP Canada International Finance,
Gtd. Notes	6.35	6/12/42	200,000		238,281
					355,381
Chile--1.1%
Banco Santander Chile,
Sr. Unscd. Notes	3.88	9/20/22	150,000	b	153,150
Cencosud,
Gtd. Notes	4.88	1/20/23	200,000		205,889
Corpbanca,
Sr. Unscd. Notes	3.13	1/15/18	200,000		199,436
Empresa Nacional de Petroleo,
Sr. Unscd. Notes	4.75	12/6/21	100,000	b	105,765
Telefonica Chile,
Sr. Unscd. Notes	3.88	10/12/22	200,000		200,831
					865,071
China--.6%
Country Garden Holdings,
Gtd. Notes	7.50	1/10/23	200,000		204,240
Talent Yield Investments,
Gtd. Notes	4.50	4/25/22	200,000		216,884
					421,124
Colombia--.9%
Bancolombia,
Sub. Notes	5.13	9/11/22	70,000		72,800
Ecopetrol,
Sr. Unscd. Notes	7.63	7/23/19	60,000		76,800
Empresa de Energia de Bogota,

Sr. Unscd. Notes		6.13	11/10/21	200,000		228,000
Empresas Publicas de Medellin,
Sr. Unscd. Bonds	COP	8.38	2/1/21	484,000,000		319,094
						696,694
Costa Rica--.6%
Costa Rican Government,
Sr. Unscd. Notes		4.25	1/26/23	200,000		206,000
Instituto Costarricense de Electricidad,
Sr. Unscd. Notes		6.95	11/10/21	200,000	b	232,000
						438,000
El Salvador--.0%
El Salvadoran Government,
Sr. Unscd. Notes		5.88	1/30/25	20,000		21,250
Hungary--.6%
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	15,050,000		67,983
Hungarian Government,
Unscd. Bonds, Ser. 22/A	HUF	7.00	6/24/22	40,370,000		197,449
Hungarian Export-Import Bank,
Govt. Gtd. Notes		5.50	2/12/18	200,000		208,000
						473,432
India--.3%
NTPC,
Sr. Unscd. Notes		4.75	10/3/22	200,000		210,036
Indonesia--2.5%
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	205,000		215,858
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/27	7,449,000,000		826,302
Indosat Palapa,
Gtd. Notes		7.38	7/29/20	190,000		215,650
Indo Energy Finance II,
Gtd. Notes		6.38	1/24/23	200,000		205,000
PT Adaro Indonesia,
Gtd. Notes		7.63	10/22/19	195,000		216,450
PT PLN,
Sr. Unscd. Notes		5.25	10/24/42	200,000	b	199,000
						1,878,260
Kazakhstan--.3%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	b	250,000
Lithuania--.5%
Lithuanian Government,
Sr. Unscd. Notes		6.13	3/9/21	315,000		380,363
Macau--.3%
MCE Finance,
Gtd. Notes		5.00	2/15/21	200,000		199,610
Malaysia--1.1%
Malaysian Government,
Unscd. Bonds, Ser. 0112	MYR	3.42	8/15/22	670,000		214,181
Malaysian Government,
Unscd. Bonds, Ser. 0211	MYR	3.43	8/15/14	1,425,000		461,147
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	590,000		197,049
						872,377

Mexico--4.1%
America Movil,
Sr. Unscd. Notes, Ser. 12	MXN	6.45	12/5/22	8,790,000		730,682
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	360,000		403,200
Mexican Government,
Bonds, Ser. M 10	MXN	7.75	12/14/17	3,080,000		274,777
Mexican Government,
Bonds, Ser. M	MXN	7.00	6/19/14	7,470,000		610,218
Mexican Government,
Bonds, Ser. MI10	MXN	8.00	12/19/13	2,035,000		165,195
Mexican Government,
Bonds, Ser. M	MXN	9.00	6/20/13	2,015,000		161,304
Mexichem,
Sr. Unscd. Notes		4.88	9/19/22	200,000	b	211,250
Petroleos Mexicanos,
Gtd. Bonds		5.50	6/27/44	55,000		56,650
Sigma Alimentos,
Gtd. Notes		5.63	4/14/18	300,000		342,000
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	100,000		126,109
						3,081,385
Nigeria--.9%
Nigerian Treasury Bond,
Unscd. Bonds, Ser. 5Y	NGN	15.10	4/27/17	5,285,000		38,574
Nigerian Treasury Bond,
Unscd. Bonds, Ser. 7	NGN	16.00	6/29/19	24,015,000		187,459
Nigerian Treasury Bond,
Unscd. Bonds, Ser. 10YR	NGN	16.39	1/27/22	6,675,000		54,857
Nigerian Government,
Treasury Bills, Ser. 182	NGN	0.00	7/11/13	7,360,000	c	44,835
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	7/25/13	3,580,000	c	21,695
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	3/7/13	8,905,000	c	56,019
Nigerian Government,
Treasury Bills, Ser. 182d	NGN	0.00	3/28/13	4,000,000	c	24,993
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	6/27/13	19,000,000	c	116,177
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	9/26/13	4,000,000	c	23,724
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	16,500,000	c	96,688
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/19/13	6,245,000	c	36,407
						701,428
Peru--.5%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	95,000	b	102,363
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.90	8/12/37	235,000		116,222
Pesquera Exalmar,
Sr. Unscd. Notes		7.38	1/31/20	200,000		197,000
						415,585
Philippines--.5%

Alliance Global Group,
Gtd. Notes		6.50	8/18/17	140,000		156,033
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	8,000,000		227,149
						383,182
Poland--1.2%
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	1,005,000		349,534
Polish Government,
Bonds, Ser. 1013	PLN	5.00	10/24/13	1,665,000		544,852
						894,386
Romania--.1%
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	150,000		47,045
Russia--3.3%
Gazprom,
Sr. Unscd. Notes		8.63	4/28/34	120,000		168,540
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	12,700,000		423,164
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	150,000		179,250
Russian Government,
Bonds, Ser. 5079	RUB	7.00	6/3/15	6,520,000		222,711
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	18,350,000		641,935
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	10,375,000		367,432
Vnesheconombank,
Sr. Unscd. Notes		6.80	11/22/25	250,000		304,375
Vnesheconombank,
Sr. Unscd. Notes		6.03	7/5/22	200,000	b	230,500
						2,537,907
South Africa--1.8%
Sasol Financing International,
Gtd. Notes		4.50	11/14/22	200,000		198,250
South African Government,
Unscd. Bonds, Ser. R212	ZAR	2.75	1/31/22	740,000	d	110,152
South African Government,
Sr. Unscd. Bonds, Ser. R207	ZAR	7.25	1/15/20	2,980,000		349,960
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	1,905,000		170,534
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	2,925,000		299,852
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	1,445,000		205,811
						1,334,559
Supranational--.8%
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	600,000	b	624,900
Thailand--1.0%
Bangkok Bank,
Sr. Unscd. Notes		3.88	9/27/22	200,000		205,687
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	14,800,000	e	527,636
						733,323

Turkey--1.9%
Turk Eximbank,
Sr. Unscd. Notes		5.88	4/24/19	200,000		224,000
Turk Eximbank,
Sr. Unscd. Notes		5.88	4/24/19	500,000	b	560,000
Turkish Government,
Bonds, Ser. CPI	TRY	3.00	7/21/21	135,000	f	99,922
Turkish Government,
Bonds, Ser. CPI	TRY	3.00	2/23/22	300,000	f	212,281
Turkish Government,
Bonds	TRY	9.00	1/27/16	360,000		221,168
Turkish Government,
Bonds	TRY	11.00	8/6/14	160,000		98,024
						1,415,395
Ukraine--.1%
National JSC Naftogaz of Ukraine,
Govt. Gtd. Notes		9.50	9/30/14	95,000		98,088
Uruguay--.4%
Uruguayan Government,
Unscd. Bonds		4.13	11/20/45	70,000		66,150
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	2,860,000		276,741
						342,891
Venezuela--1.3%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	1,030,000		1,011,975
Zambia--.3%
Zambian Government,
Unscd. Notes		5.38	9/20/22	200,000	b	205,750
Total Bonds And Notes
(cost $21,114,788)						22,283,846

Common Stocks--59.2%				Shares		Value ($)
Brazil--7.5%
Arteris				189,300		1,968,716
BR Malls Participacoes				82,600		1,069,339
Cia de Bebidas das Americas, ADR				27,900		1,312,974
Fleury				83,500		932,973
Rossi Residencial				188,971		398,563
						5,682,565
China--12.8%
AAC Technologies Holdings				380,000		1,469,944
China Construction Bank, Cl. H				2,130,000		1,837,391
China Petroleum & Chemical, Cl. H				1,188,000		1,441,458
China Telecom, Cl. H				2,016,000		1,096,980
Great Wall Motor, Cl. H				677,500		2,756,160
WuXi PharmaTech, ADR				71,810	g	1,161,886
						9,763,819
Hong Kong--2.7%
Focus Media Holding, ADR				51,680		1,306,987
Sino Biopharmaceutical				1,556,000		772,442
						2,079,429
India--2.6%
ICICI Bank, ADR				17,780		814,324
Sterlite Industries India, ADR				132,490		1,124,840

			1,939,164
Malaysia--1.8%
Malayan Banking	488,925		1,397,378
Mexico--3.2%
Empresas ICA	276,100	g	827,566
Grupo Financiero Banorte, Ser. O	237,100		1,631,874
			2,459,440
Peru--1.7%
Credicorp	8,170		1,280,484
Philippines--1.8%
Metropolitan Bank & Trust	510,630		1,322,856
Russia--7.0%
Gazprom, ADR	120,270		1,132,943
Lukoil, ADR	16,470		1,111,725
Mobile Telesystems, ADR	40,040		787,186
Sberbank of Russia, ADR	155,020		2,285,046
			5,316,900
South Africa--2.0%
Imperial Holdings	33,310		725,786
MTN Group	39,180		766,960
			1,492,746
South Korea--7.2%
Hyundai Motor	14,499		2,729,568
KT&G	17,000		1,184,930
Samsung Electronics	1,196		1,590,383
			5,504,881
Taiwan--2.2%
Hon Hai Precision Industry	570,700		1,631,317
King Yuan Electronics	96,000		56,898
			1,688,215
Thailand--6.7%
Asian Property Development	2,353,300		745,764
Bangkok Bank	295,900		2,183,032
CP ALL	449,100		704,072
PTT Global Chemical	538,446		1,444,523
			5,077,391
Total Common Stocks
(cost $39,322,855)			45,005,268

Preferred Stocks--4.1%
Brazil
Vale
(cost $3,958,770)	162,200		3,152,203

Other Investment--6.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,886,361)	4,886,361	[h]	4,886,361
Total Investments (cost $69,282,774)	99.0%		75,327,678
Cash and Receivables (Net)	1.0%		750,398
Net Assets	100.0%		76,078,076

ADR - American Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.
COP--Colombian Peso
HUF--Hungarian Forint
IDR--Indonesian Rupiah
MYR--Malaysian Ringgit
MXN--Mexican New Peso
NGN--Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippine Peso
PLN-- Polish Zloty
RON--Romanian Leu
RUB--Russian Ruble
TRY--Turkish Lira
THB--Thai Baht
UYU--Uruguayan New Peso
ZAR--South African Rand
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities were valued at $3,203,278 or 4.2% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price
Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized depreciation on investments was $6,044,904 of which $8,329,816 related to appreciated investment securities and $2,284,912 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	19.2
Foreign/Governmental	20.1
Consumer Discretionary	14.0
Corporate Bonds	9.2
Materials	7.5
Money Market Investment	6.4
Information Technology	6.2
Energy	4.8
Health Care	3.8
Telecommunication Services	3.5
Consumer Staples	3.3
Industrial	1.1
† Based on net assets.	99.0

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foregin Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
2/4/2013 a	3,685,000	1,748,020	1,849,681	101,661
3/4/2013 b	3,060,000	1,500,721	1,531,585	30,864

Chilean Peso,
Expiring
2/28/2013 c	3,170,000	6,702	6,698	(4)

Euro,
Expiring
2/28/2013 d	445,000	595,187	604,310	9,123

Hungarian Forint,
Expiring
2/28/2013 b	83,200,000	376,215	384,827	8,612

Nigerian Naira,
Expiring:
4/15/2013 d	2,840,000	15,502	17,593	2,091
5/13/2013 d	2,870,000	15,539	17,608	2,069

Russian Ruble,
Expiring
2/28/2013 c	6,300,000	206,726	209,029	2,303

Thai Baht,
Expiring
11/30/2012 e	1,670,000	55,895	55,911	16

Sales:		Proceeds ($)
Brazilian Real,
Expiring
2/4/2013 b	3,685,000	1,812,592	1,849,680	(37,088)

Colombian Peso,
Expiring
2/28/2013 f	1,778,320,000	995,839	999,531	(3,692)

Euro,
Expiring:
2/28/2013 c	315,000	421,232	427,770	(6,538)

2/28/2013 g	240,000	321,289	325,920	(4,631)

Nigerian Naira,
Expiring:
4/15/2013 e	2,840,000	15,647	17,593	(1,946)
5/13/2013 e	2,870,000	15,653	17,608	(1,955)

Peruvian New Sol,
Expiring
2/28/2013 f	1,080,000	422,816	418,269	4,547

Philippines Peso,
Expiring
2/28/2013 c	6,640,000	163,809	163,207	602

Gross Unrealized Appreciation				161,888
Gross Unrealized Depreciation				(55,854)

Counterparties:
a	Morgan Stanley
b	Goldman Sachs
c	Barclays Bank
d	Deutsche Bank
e	JPMorgan Chase & Co.
f	Citigroup
g	Bank of America

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	6,337,144	-	6,337,144
Equity Securities - Foreign Common Stocks+	45,005,268	-	-	45,005,268
Foreign Government	-	15,946,702	-	15,946,702
Mutual Funds	4,886,361	-	-	4,886,361
Preferred Stocks+	3,152,203	-	-	3,152,203
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	161,888	-	161,888
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(55,854)	-	(55,854)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Return Advantage Fund
January 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--112.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Student Loans--.2%
SLM Student Loan Trust,
Ser. 2007-2, Cl. A2	0.30	7/25/17	121,393	a	121,216
Banks--5.2%
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	40,000		46,241
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	40,000		46,230
Bank of Nova Scotia,
Sr. Unscd. Notes	2.38	12/17/13	50,000		50,909
Bank of Nova Scotia,
Sr. Unscd. Notes	3.40	1/22/15	400,000		422,196
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	120,000		127,397
BNP Paribas,
Sr. Unscd. Notes	2.38	9/14/17	50,000		50,872
Capital One Financial,
Sr. Unscd. Notes	2.13	7/15/14	50,000		50,888
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	75,000		81,286
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	25,000		26,935
Citigroup,
Sub. Notes	5.00	9/15/14	30,000		31,608
Citigroup,
Sub. Notes	5.50	2/15/17	65,000		72,382
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	30,000		36,205
Citigroup,
Sr. Unscd. Notes	6.00	8/15/17	50,000		58,411
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	75,000		88,633
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	26,000		34,237
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000		17,313
Credit Suisse USA,
Bank Gtd. Notes	4.88	1/15/15	50,000		54,040
Credit Suisse/New York,
Sr. Unscd. Notes	3.50	3/23/15	50,000		52,866
Deutsche Bank/London,
Sr. Unscd. Notes	6.00	9/1/17	110,000		131,379
Fifth Third Bancorp,
Sr. Unscd. Notes	6.25	5/1/13	30,000		30,409
Goldman Sachs Group,
Sr. Unscd. Notes	5.13	1/15/15	73,000		78,366

Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	100,000		103,116
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	50,000		58,386
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	160,000		181,185
HSBC Bank USA,
Sub. Notes	4.63	4/1/14	100,000		104,242
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	125,000		131,766
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	50,000		55,197
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000		41,619
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	50,000		61,077
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	25,000		32,722
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	100,000		103,408
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	4.13	7/15/13	25,000		25,429
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	40,000		45,107
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	150,000		163,416
Morgan Stanley,
Notes	6.63	4/1/18	75,000		88,455
PNC Funding,
Bank Gtd. Notes	2.70	9/19/16	100,000		105,613
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000		17,207
Sovereign Bank,
Sub. Notes	8.75	5/30/18	50,000		59,647
UBS/Stamford CT,
Notes	4.88	8/4/20	50,000		57,118
US Bancorp,
Notes	2.45	7/27/15	50,000		52,227
Wachovia,
Sub. Notes	5.63	10/15/16	25,000		28,742
Wachovia,
Sr. Unscd. Notes	5.70	8/1/13	25,000		25,655
Wells Fargo & Co.,
Sr. Unscd. Notes	3.68	6/15/16	25,000	a	27,094
Wells Fargo & Co.,
Notes	3.75	10/1/14	200,000		210,754
Wells Fargo & Co.,
Sr. Unscd. Notes	5.38	2/7/35	25,000		29,235
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	55,000		65,185
Wells Fargo Capital X,
Gtd. Cap. Secs.	5.95	12/1/86	20,000		20,725

Westpac Banking,
Sr. Unscd. Notes	4.20	2/27/15	50,000		53,655
					3,536,785
Commercial Mortgage Pass-Through Ctfs.--2.5%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-1, Cl. A4	5.08	11/10/42	200,000	a	204,327
Credit Suisse Commercial Mortgage
Trust, Ser. 2007-C1, Cl. A3	5.38	2/15/40	250,000		276,296
Credit Suisse Commercial Mortgage
Trust, Ser. 2006-C3, Cl. A3	5.80	6/15/38	100,000	a	113,114
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A4	4.88	1/12/38	311,555	a	319,026
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000	a	111,167
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A1A	4.48	10/15/29	171,277		180,152
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000		103,141
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	5.89	6/12/46	100,000	a	114,569
Morgan Stanley Capital I Trust,
Ser. 2003-IQ4, Cl. A2	4.07	5/15/40	85,227		85,359
Morgan Stanley Capital I Trust,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000	a	111,469
Morgan Stanley Capital I Trust,
Ser. 2006-HQ8, Cl. AJ	5.50	3/12/44	65,000	a	66,697
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	2,190		2,189
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C8, Cl. A3	4.45	11/15/35	37,014		37,362
					1,724,868
Consumer Discretionary--2.3%
Comcast,
Gtd. Notes	5.30	1/15/14	50,000		52,251
Comcast,
Gtd. Notes	6.30	11/15/17	30,000		36,403
Comcast,
Gtd. Notes	6.45	3/15/37	50,000		62,047
Comcast,
Gtd. Notes	6.95	8/15/37	20,000		26,128
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	49,000		58,006
DIRECTV Holdings,
Gtd. Notes	3.55	3/15/15	145,000		152,470
Discovery Communications,
Gtd. Notes	3.70	6/1/15	140,000		149,037
Grupo Televisa,

Sr. Unscd. Notes	6.63	3/18/25	10,000	13,044
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	100,000	113,837
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	100,000	121,280
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	50,000	55,168
News America,
Gtd. Notes	6.15	3/1/37	110,000	130,897
Target,
Sr. Unscd. Notes	6.50	10/15/37	50,000	66,826
Time Warner
Gtd. Debs.	6.10	7/15/40	75,000	89,023
Time Warner,
Gtd. Notes	7.63	4/15/31	20,000	27,132
Time Warner Cable,
Gtd. Debs.	6.75	6/15/39	110,000	133,961
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	10,000	10,964
Wal-Mart Stores,
Sr. Unscd. Notes	5.00	10/25/40	225,000	261,682
				1,560,156
Consumer Staples--1.6%
Altria Group,
Gtd. Notes	8.50	11/10/13	88,000	93,347
Altria Group,
Gtd. Notes	9.95	11/10/38	50,000	81,759
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	20,000	24,011
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.13	1/15/15	100,000	106,633
Bottling Group,
Gtd. Notes	6.95	3/15/14	100,000	106,992
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	100,000	107,658
ConAgra Foods,
Sr. Unscd. Notes	3.20	1/25/23	50,000	50,167
H.J. Heinz,
Sr. Unscd. Notes	3.13	9/12/21	100,000	103,009
Kraft Foods Group,
Sr. Unscd. Notes	6.13	8/23/18	73,000	89,228
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	75,000	89,712
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	27,000	32,567
PepsiCo,
Sr. Unscd. Notes	4.65	2/15/13	100,000	100,131
Reynolds American,
Gtd. Notes	7.63	6/1/16	75,000	89,618
				1,074,832
Diversified Financial Services--4.9%
ACE INA Holdings,

Gtd. Notes	5.88	6/15/14	15,000		16,065
Aflac,
Sr. Unscd. Notes	8.50	5/15/19	50,000		67,858
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	50,000		59,543
American Express Credit,
Sr. Unscd. Notes	2.80	9/19/16	275,000		290,759
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	135,000		144,193
American International Group,
Sr. Unscd. Notes	5.05	10/1/15	50,000		54,911
American International Group,
Jr. Sub. Debs.	8.18	5/15/58	50,000	a	65,250
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000		16,979
Bank of America,
Sr. Unscd. Notes	3.63	3/17/16	25,000		26,534
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		58,741
Bear Stearns,
Sr. Unscd. Notes	5.70	11/15/14	100,000		108,547
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000		11,998
Berkshire Hathaway Finance,
Gtd. Notes	5.40	5/15/18	50,000		59,336
Berkshire Hathaway,
Sr. Unscd. Notes	2.20	8/15/16	100,000		104,472
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	10,000		12,140
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	50,000		59,118
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	250,000		264,919
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	100,000		129,522
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	50,000		63,798
ERP Operating,
Sr. Unscd. Notes	5.13	3/15/16	50,000		55,879
General Electric Capital,
Sr. Unscd. Notes	2.10	1/7/14	100,000		101,692
General Electric Capital,
Sr. Unscd. Notes	4.38	9/16/20	50,000		55,329
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	65,000		76,566
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	105,000		123,195
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	50,000		65,935
Health Care REIT,
Sr. Unscd. Notes	6.13	4/15/20	50,000		58,419
HSBC Finance,

Sr. Sub. Notes	6.68	1/15/21	55,000	65,550
John Deere Capital,
Sr. Unscd. Notes	2.25	6/7/16	50,000	52,116
KeyCorp,
Sr. Unscd. Notes	5.10	3/24/21	50,000	57,841
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	54,001
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	23,451
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	100,000	120,598
MetLife,
Sr. Unscd. Notes	5.70	6/15/35	50,000	59,195
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	300,000	353,964
MetLife,
Jr. Sub. Debs.	10.75	8/1/69	50,000	77,125
Progressive,
Sr. Unscd. Notes	6.25	12/1/32	16,000	20,160
Prudential Financial,
Sr. Unscd. Notes	5.70	12/14/36	50,000	55,822
Simon Property Group,
Sr. Unscd. Notes	10.35	4/1/19	100,000	144,260
SLM,
Sr. Unscd. Notes	8.00	3/25/20	50,000	58,125
Travelers,
Sr. Unscd. Notes	5.80	5/15/18	20,000	24,476
				3,318,382
Energy--3.7%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	100,000	114,788
Baker Hughes,
Sr. Unscd. Notes	3.20	8/15/21	150,000	158,847
BP Capital Markets,
Gtd. Notes	3.63	5/8/14	335,000	348,481
BP Capital Markets,
Gtd. Notes	4.74	3/11/21	35,000	40,471
ConocoPhillips,
Gtd. Notes	4.60	1/15/15	225,000	242,668
ConocoPhillips,
Gtd. Notes	4.75	2/1/14	5,000	5,211
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	50,000	68,785
Devon Financing,
Gtd. Debs.	7.88	9/30/31	50,000	69,502
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	35,000	40,539
Encana,
Sr. Unscd. Notes	6.50	2/1/38	25,000	30,158
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	2/1/15	100,000	108,945
Enterprise Products Operating,

Gtd. Notes, Ser. G	5.60	10/15/14	50,000	53,973
Hess,
Sr. Unscd. Notes	8.13	2/15/19	75,000	96,112
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.80	3/15/35	60,000	66,469
Nexen,
Sr. Unscd. Notes	6.40	5/15/37	25,000	31,975
ONEOK,
Sr. Unscd. Notes	6.00	6/15/35	45,000	49,477
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	25,000	28,230
Petrobras International Finance,
Gtd. Notes	6.88	1/20/40	100,000	119,192
Shell International Finance,
Gtd. Notes	6.38	12/15/38	50,000	68,335
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	25,000	32,474
Total Capital,
Gtd. Notes	3.00	6/24/15	400,000	421,540
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	50,000	73,483
Transocean,
Gtd. Notes	6.00	3/15/18	90,000	103,684
Williams Partners,
Sr. Unscd. Notes	3.80	2/15/15	150,000	158,706
				2,532,045
Foreign/Governmental--6.2%
Asian Development Bank,
Sr. Unscd. Notes	2.50	3/15/16	150,000	159,015
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	65,000	67,062
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	20,000	24,270
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	100,000	117,650
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	75,000	133,650
Canadian Government,
Sr. Unscd. Notes	2.38	9/10/14	100,000	103,371
China Development Bank,
Sr. Unscd. Notes	4.75	10/8/14	25,000	26,609
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	50,000	64,250
Colombian Government,
Sr. Unscd. Bonds	8.25	12/22/14	25,000	28,362
Corp Andina de Fomento,
Sr. Unscd. Notes	5.20	5/21/13	75,000	75,987
Council of Europe Development Bank
Sr. Unscd. Notes	1.25	9/22/16	100,000	101,560
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	50,000	50,602
European Investment Bank,

Sr. Unscd. Notes	1.25	10/14/16	100,000	101,732
European Investment Bank,
Sr. Unscd. Notes	2.88	1/15/15	400,000	418,959
European Investment Bank,
Sr. Unscd. Notes	3.00	4/8/14	150,000	154,713
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	140,000	164,733
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.38	9/15/21	250,000	274,479
Export-Import Bank of Korea,
Sr. Unscd. Notes	8.13	1/21/14	90,000	96,334
Inter-American Development Bank,
Sr. Unscd. Notes	3.50	7/8/13	50,000	50,687
Inter-American Development Bank,
Sr. Unscd. Bonds	4.25	9/14/15	50,000	54,961
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	2.38	5/26/15	50,000	52,369
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	3.63	5/21/13	100,000	101,072
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	2.13	3/15/16	50,000	52,576
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	50,000	52,058
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	50,000	59,241
KFW,
Gov't Gtd. Notes	1.00	1/12/15	50,000	50,608
KFW,
Gov't Gtd. Notes	1.38	7/15/13	50,000	50,236
KFW,
Gov't Gtd. Notes	2.75	9/8/20	200,000	213,627
KFW,
Gov't Gtd. Notes	4.88	1/17/17	100,000	115,756
Korean Development Bank,
Sr. Unscd. Notes	8.00	1/23/14	100,000	106,957
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	20,000	21,080
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	100,000	116,650
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	56,000	68,040
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	50,000	55,687
Panamanian Government,
Sr. Unscd. Bonds	9.38	4/1/29	50,000	81,875
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	3/1/18	35,000	40,512
Peruvian Government,
Sr. Unscd. Bonds	8.75	11/21/33	36,000	60,030

Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	25,000		28,813
Petroleos Mexicanos,
Gtd. Notes	6.50	6/2/41	50,000		59,125
Polish Government,
Sr. Unscd. Notes	5.13	4/21/21	25,000		29,063
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	5,000		5,785
Province of New Brunswick Canada,
Sr. Unscd. Bonds	2.75	6/15/18	50,000		53,482
Province of Ontario Canada,
Sr. Unscd. Bonds	4.40	4/14/20	160,000		186,777
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	150,000		209,058
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	50,000		74,544
					4,214,007
Health Care--2.1%
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000		17,365
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	25,000		27,184
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	75,000		88,870
AstraZeneca,
Sr. Unscd. Notes	5.40	6/1/14	25,000		26,617
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	10,000		12,024
AstraZeneca,
Sr. Unscd. Notes	6.45	9/15/37	30,000		39,246
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	18,000		22,858
Cigna,
Sr. Unscd. Notes	4.00	2/15/22	50,000		53,635
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	100,000		120,941
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	50,000		66,868
Merck & Co.,
Sr. Unscd. Notes	6.50	12/1/33	50,000	a	69,308
Novartis Capital,
Gtd. Notes	4.13	2/10/14	50,000		51,811
Novartis Capital,
Gtd. Notes	4.40	4/24/20	50,000		57,394
Pfizer,
Sr. Unscd. Notes	7.20	3/15/39	50,000		74,499
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	25,000		27,807
Teva Pharmaceutical Finance II,
Gtd. Notes	3.00	6/15/15	350,000		367,846
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.60	8/15/21	150,000		154,899

UnitedHealth Group,
Sr. Unscd. Notes	5.38	3/15/16	26,000		29,451
WellPoint,
Sr. Unscd. Notes	2.38	2/15/17	25,000		25,746
Wyeth,
Gtd. Notes	5.50	2/1/14	100,000		104,992
					1,439,361
Industrial--1.7%
Boeing,
Sr. Unscd. Notes	3.75	11/20/16	75,000		82,392
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	50,000		69,192
Burlington Northern Sante Fe,
Sr. Unscd. Notes	5.75	3/15/18	75,000		90,105
CRH America,
Gtd. Notes	6.00	9/30/16	100,000		112,780
CSX,
Sr. Unscd. Notes	4.75	5/30/42	50,000		51,684
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	45,000		69,308
Danaher,
Sr. Unscd. Notes	1.30	6/23/14	50,000		50,561
Deere & Co.
Sr. Unscd. Notes	4.38	10/16/19	120,000		138,290
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	100,000		100,000
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	100,000		112,406
L-3 Communications,
Gtd. Notes	4.95	2/15/21	25,000		27,907
Litton Industries,
Gtd. Debs.	7.75	3/15/26	25,000		33,998
Norfolk Southern,
Sr. Unscd. Bonds	4.84	10/1/41	66,000		71,815
Union Pacific,
Sr. Unscd. Notes	4.16	7/15/22	9,000		10,066
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	25,000		26,471
United Technologies,
Sr. Unscd. Notes	6.13	7/15/38	35,000		45,542
Waste Management,
Gtd. Notes	4.75	6/30/20	50,000		56,691
					1,149,208
Information Technology--2.2%
Hewlett-Packard,
Sr. Unscd. Notes	2.35	3/15/15	100,000		101,227
Hewlett-Packard,
Sr. Unscd. Notes	4.75	6/2/14	400,000		416,795
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	100,000	a	102,440
International Business Machines,
Sr. Unscd. Notes	0.88	10/31/14	400,000		403,110

International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	100,000		120,030
Microsoft,
Sr. Unscd. Notes	5.30	2/8/41	50,000		61,093
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	100,000		121,232
Xerox,
Sr. Unscd. Notes	4.25	2/15/15	130,000		136,966
					1,462,893
Materials--1.9%
Alcoa,
Sr. Unscd. Notes	5.55	2/1/17	29,000		31,661
ArcelorMittal USA,
Gtd. Notes	6.50	4/15/14	50,000		52,406
ArcelorMittal,
Sr. Unscd. Notes	6.00	3/1/21	50,000	a	52,641
Barrick North America Finance,
Gtd. Notes	4.40	5/30/21	50,000		53,858
BHP Billiton Finance USA,
Gtd. Notes	5.50	4/1/14	185,000		195,788
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	35,000		44,574
Dow Chemical,
Sr. Unscd. Notes	5.90	2/15/15	100,000		110,184
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	100,000		123,047
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	100,000		128,591
Newmont Mining,
Gtd. Notes	5.13	10/1/19	100,000		115,754
Rio Tinto Finance USA,
Gtd. Notes	3.75	9/20/21	175,000		185,863
Rohm & Haas,
Sr. Unscd. Notes	6.00	9/15/17	75,000		88,197
Vale Overseas,
Gtd. Notes	6.25	1/23/17	35,000		40,085
Vale Overseas,
Gtd. Notes	6.88	11/21/36	50,000		59,055
					1,281,704
Municipal Bonds--.2%
California,
GO (Various Purpose)	5.45	4/1/15	20,000		22,006
California
GO (Various Purpose)	7.55	4/1/39	20,000		29,321
California,
GO (Build America Bonds)	7.30	10/1/39	50,000		70,403
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	25,000		35,281
					157,011
Telecommunications--2.9%
America Movil,

Gtd. Notes	6.38	3/1/35	10,000		12,683
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	170,000		187,001
AT&T,
Sr. Unscd. Notes	5.55	8/15/41	100,000		113,295
AT&T,
Gtd. Notes	8.00	11/15/31	6,000	a	8,851
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	50,000	a	77,989
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	100,000		104,611
CenturyLink,
Sr. Unscd. Notes, Ser. S	6.45	6/15/21	100,000		109,373
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	25,000		28,760
Cisco Systems,
Sr. Unscd. Notes	5.90	2/15/39	50,000		63,386
Deutsche Telekom International
Finance, Gtd. Notes	4.88	7/8/14	75,000		79,338
Deutsche Telekom International
Finance, Gtd. Bonds	9.25	6/1/32	20,000		31,162
France Telecom,
Sr. Unscd. Notes	2.13	9/16/15	200,000		205,659
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	100,000		102,881
Telefonica Emisiones,
Gtd. Notes	3.73	4/27/15	350,000		363,135
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	75,000		79,582
Verizon Communications,
Sr. Unscd. Notes	6.40	2/15/38	50,000		63,744
Verizon Global Funding,
Sr. Unscd. Notes	4.38	6/1/13	25,000		25,326
Verizon Global Funding,
Sr. Unscd. Notes	7.75	12/1/30	50,000		71,799
Vodafone Group,
Sr. Unscd. Notes	5.75	3/15/16	150,000		171,874
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	50,000		64,323
					1,964,772
U.S. Government Agencies--7.6%
Federal Home Loan Banks,
Bonds	5.50	7/15/36	100,000		133,498
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	500,000	b	526,060
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	144,000	b	164,939
Federal Home Loan Mortgage Corp.,
Notes	5.05	1/26/15	1,700,000	b	1,860,370
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	100,000	b	144,743

Federal National Mortgage
Association, Notes	4.75	2/21/13	1,700,000	b	1,704,337
Federal National Mortgage
Association, Bonds	5.00	5/11/17	425,000	b	499,492
Federal National Mortgage
Association, Bonds	6.25	5/15/29	100,000	b	140,754
					5,174,193
U.S. Government Agencies/Mortgage-Backed--43.1%
Federal Home Loan Mortgage Corp.:
5.50%			500,000	b,c	540,469
2.68%, 1/1/37			14,917	a,b	15,864
2.98%, 2/1/37			18,545	a,b	19,757
4.50%, 12/1/19 - 8/1/25			315,499	b	336,145
4.95%, 6/1/38			56,343	a,b	60,335
5.00%, 11/1/19 - 7/1/35			266,482	b	288,999
5.50%, 12/1/27 - 5/1/37			627,557	b	679,739
5.63%, 2/1/37			19,989	a,b	21,585
6.00%, 10/1/19 - 9/1/34			51,149	b	55,747
6.50%, 8/1/32			297,163	b	343,467
7.00%, 1/1/36			58,895	b	68,090
Federal National Mortgage Association:
3.00%			820,000	b,c	861,128
3.50%			5,620,000	b,c	5,934,887
4.00%			2,360,000	b,c	2,518,989
4.50%			1,820,000	b,c	1,955,647
5.00%			238,000	b,c	256,916
5.50%			780,000	b,c	846,422
6.00%			580,000	b,c	633,197
2.00%, 10/1/37			23,483	a,b	25,157
2.53%, 12/1/34			68,591	a,b	73,152
4.00%, 4/1/19 - 2/1/42			2,103,558	b	2,256,900
4.50%, 6/1/29 - 8/1/41			2,521,837	b	2,720,113
5.00%, 9/1/29 - 5/1/41			1,897,603	b	2,076,619
5.52%, 9/1/38			83,993	a,b	90,700
5.50%, 7/1/17 - 2/1/37			300,429	b	325,692
5.57%, 4/1/37			27,534	a,b	29,671
6.00%, 11/1/16 - 1/1/36			731,995	b	811,195
6.50%, 7/1/33 - 8/1/38			208,398	b	234,074
7.00%, 4/1/32			30,714	b	36,508
Government National Mortgage Association I:
4.00%			710,000	c	772,458
5.50%			240,000	c	262,425
6.00%			350,000	c	393,408
6.50%			120,000	c	135,956
4.00%, 7/15/41			875,991		953,979
4.50%, 3/15/40			1,345,458		1,477,556
5.00%, 2/15/36 - 8/15/39			918,316		1,003,706
5.50%, 2/15/33 - 4/15/38			220,653		242,635
					29,359,287
U.S. Government Securities--22.2%
U.S. Treasury Bonds:
3.13%, 11/15/41			170,000		169,973

3.88%, 8/15/40			1,350,000		1,554,610
4.75%, 2/15/37			1,400,000		1,836,843
7.88%, 2/15/21			2,550,000		3,775,196
U.S. Treasury Notes:
0.75%, 6/15/14			2,000,000		2,014,922
0.88%, 11/30/16			1,400,000		1,414,547
2.00%, 11/15/21			700,000		712,742
2.38%, 10/31/14			3,500,000		3,629,885
					15,108,718
Utilities--2.4%
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-C	5.38	12/15/15	20,000		22,469
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 09-C	5.50	12/1/39	20,000		24,570
Dominion Resources,
Sr. Unscd. Notes, Ser. F	5.25	8/1/33	48,000		54,886
Dominion Resources,
Sr. Unscd. Notes, Ser. B	5.95	6/15/35	50,000		61,864
Duke Energy Carolinas,
Sr. Unscd. Notes	6.45	10/15/32	8,000		10,295
Duke Energy Indiana,
First Mortgage Bonds	6.35	8/15/38	50,000		64,964
Duke Energy,
Sr. Unscd. Notes	6.30	2/1/14	100,000		105,410
Exelon Generation,
Sr. Unscd Notes	4.25	6/15/22	12,000	d	12,383
Exelon Generation,
Sr. Unscd Notes	5.60	6/15/42	48,000	d	50,954
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	50,000		54,385
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	50,000		62,660
Georgia Power,
Sr. Unscd. Notes	5.40	6/1/40	50,000		58,886
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. IO	8.05	7/7/24	150,000		217,162
Hydro-Quebec,
Gov't. Gtd. Debs., Ser. HY	8.40	1/15/22	60,000		84,963
Indiana Michigan Power,
Sr. Unscd. Notes	7.00	3/15/19	50,000		62,912
Nevada Power,
Mortgage Notes	7.13	3/15/19	50,000		63,493
NextEra Energy Capital Holdings,
Gtd. Debs.	7.88	12/15/15	100,000		118,785
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	50,000		63,593
PacifiCorp,
First Mortgage Bonds	4.10	2/1/42	25,000		25,474
PacifiCorp,
First Mortgage Bonds	6.25	10/15/37	50,000		66,696
Progress Energy Carolina,
First Mortgage Bonds	3.00	9/15/21	100,000		104,562

Sempra Energy,
Sr. Unscd. Notes	6.15	6/15/18	50,000	61,247
Southern California Edison,
First Mortgage Bonds	3.90	12/1/41	20,000	19,763
Southern California Edison,
First Mortgage Bonds, Ser. 05-A	5.00	1/15/16	35,000	39,292
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	50,000	54,877
SouthWestern Public Service,
Sr. Unscd. Notes, Ser. G	8.75	12/1/18	50,000	67,195
				1,633,740
Total Bonds and Notes
(cost $74,408,786)				76,813,178
			Principal
Short-Term Investments--.1%			Amount ($)	Value ($)
U.S. Treasury Bills;
0.05%, 3/14/13
(cost $84,995)			85,000 [e]	84,997

Other Investment--5.9%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,029,651)			4,029,651 [f]	4,029,651
Total Investments (cost $78,523,432)			118.9%	80,927,826
Liabilities, Less Cash and Receivables			(18.9%)	(12,877,251)
Net Assets			100.0%	68,050,575

GO--General Obligation
REIT--Real Estate Investment Trust

a	Variable rate security--interest rate subject to periodic change.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c	Purchased on a forward commitment basis.
d	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities were valued at $63,337 or .1% of net assets.
e	Held by or on behalf of a counterparty for open financial futures positions.
f	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $2,406,540 of which $3,016,493 related to appreciated investment securities and $609,953 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	72.9
Corporate Bonds	30.9
Foreign/Governmental	6.2
Short-Term/Money Market Investments	6.0
Asset/Mortgage-Backed	2.7
Municipal Bonds	.2
118.9

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2013 (Unaudited)
	Principal
Bonds and Notes	Amount ($)	Value ($)
Federal National Mortgage Association:
4.50%	200,000a,b	214,688
5.50%	140,000 a,b	149,778
6.50%	270,000a,b	298,899
Government National Mortgage Association;
5.00%	260,000 b	283,323
Total Securities Sold Short		946,688
(proceeds $948,834)

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
[b]	Sold on a delayed delivery basis.

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013 ($)
Financial Futures Long
Australian 10 Year Bonds	5	634,425	March 2013	2,555
Euro-Bond	13	2,504,004	March 2013	(23,541)
Japanese 10 Year Mini Bonds	27	4,270,710	March 2013	12,771
U.S. Treasury 2 Year Notes	15	3,306,281	March 2013	(1,203)
U.S. Treasury 5 Year Notes	53	6,557,922	March 2013	(40,869)
U.S. Treasury 10 Year Notes	29	3,807,156	March 2013	(5,122)
Financial Futures Short
Canadian 10 Year Bonds	26	(3,480,462)	March 2013	41,575
Long Gilt	29	(5,350,430)	March 2013	82,132
U.S. Treasury 2 Year Notes	19	(4,187,956)	March 2013	(27)
U.S. Treasury 5 Year Notes	16	(1,979,750)	March 2013	16,341
U.S. Treasury 10 Year Notes	90	(11,815,313)	March 2013	92,417
U.S. Treasury 30 Year Bonds	8	(1,147,750)	March 2013	29,436

Gross Unrealized Appreciation				277,227
Gross Unrealized Depreciation				(70,762)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foregin Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/21/2013	a	1,478,701	1,537,258	1,536,481	(777)
3/21/2013	b	2,182,139	2,280,210	2,267,405	(12,805)
3/21/2013	c	298,200	313,807	309,852	(3,955)

British Pound,
Expiring:
3/21/2013	a	57,130	92,812	90,584	(2,228)
3/21/2013	b	87,580	142,621	138,865	(3,756)
3/21/2013	c	778,165	1,256,560	1,233,844	(22,716)
3/21/2013	d	116,580	189,894	184,847	(5,047)

Canadian Dollar,
Expiring:
3/21/2013	a	1,010,293	1,021,442	1,011,877	(9,565)
3/21/2013	b	865,235	872,444	866,592	(5,852)
3/21/2013	c	2,096,921	2,124,002	2,100,209	(23,793)
3/21/2013	e	652,412	659,468	653,435	(6,033)
3/21/2013	f	945,585	955,716	947,068	(8,648)
3/21/2013	g	766,747	776,117	767,949	(8,168)

Euro,
Expiring:
3/21/2013	a	197,600	263,697	268,373	4,676
3/21/2013	b	497,830	664,656	676,135	11,479
3/21/2013	c	2,660,460	3,520,762	3,613,343	92,581
3/21/2013	d	287,400	378,362	390,337	11,975
3/21/2013	f	393,120	519,091	533,922	14,831

3/21/2013	g	56,900	75,743	77,280	1,537
3/21/2013	h	256,400	339,217	348,234	9,017

Japanese Yen,
Expiring:
3/21/2013	a	1,372,900	16,393	15,018	(1,375)
3/21/2013	b	12,305,000	138,828	134,605	(4,223)
3/21/2013	c	101,085,419	1,221,100	1,105,778	(115,322)
3/21/2013	d	97,401,512	1,181,582	1,065,479	(116,103)
3/21/2013	g	18,988,452	229,045	207,715	(21,330)

New Zealand Dollar,
Expiring:
3/21/2013	c	884,750	733,074	740,139	7,065
3/21/2013	d	983,397	819,503	822,663	3,160

Norwegian Krone,
Expiring:
3/21/2013	a	2,460,558	432,225	449,546	17,321
3/21/2013	b	2,278,976	402,177	416,371	14,194
3/21/2013	i	2,172,148	383,147	396,853	13,706

Swedish Krona,
Expiring:
3/21/2013	a	9,368,874	1,406,738	1,472,075	65,337
3/21/2013	f	8,077,818	1,211,383	1,269,219	57,836

Swiss Franc,
Expiring
3/21/2013	b	287	308	315	7

Sales:			Proceeds ($)

Australian Dollar,
Expiring:

3/21/2013	a	47,000	49,151	48,836	315
3/21/2013	c	1,302,160	1,352,836	1,353,041	(205)

British Pound,
Expiring:
3/21/2013	a	540,322	868,417	856,725	11,692
3/21/2013	b	441,277	703,519	699,681	3,838
3/21/2013	c	1,595,945	2,562,930	2,530,501	32,429
3/21/2013	d	152,150	244,125	241,247	2,878
3/21/2013	f	597,075	957,974	946,711	11,263
3/21/2013	g	47,600	75,469	75,474	(5)
3/21/2013	h	159,000	254,143	252,108	2,035

Canadian Dollar,
Expiring:
3/21/2013	b	563,200	565,695	564,083	1,612
3/21/2013	c	1,206,600	1,207,144	1,208,492	(1,348)
3/21/2013	e	196,161	197,487	196,469	1,018
3/21/2013	f	201,159	202,524	201,474	1,050
3/21/2013	g	75,680	76,209	75,799	410

Euro,
Expiring:
3/21/2013	a	876,338	1,143,785	1,190,211	(46,426)
3/21/2013	b	577,289	747,200	784,054	(36,854)
3/21/2013	c	2,680,697	3,467,221	3,640,828	(173,607)
3/21/2013	d	1,779,230	2,316,575	2,416,487	(99,912)
3/21/2013	f	1,089,943	1,412,517	1,480,322	(67,805)

Japanese Yen,
Expiring:
3/21/2013	b	76,934,180	887,187	841,586	45,601
3/21/2013	c	40,392,300	468,329	441,853	26,476
3/21/2013	d	11,632,800	132,958	127,252	5,706
3/21/2013	f	10,178,700	116,340	111,345	4,995
3/21/2013	h	7,270,500	83,118	79,532	3,586

New Zealand Dollar,
Expiring:
3/21/2013	b	33,000	27,505	27,606	(101)
3/21/2013	c	336,960	282,106	281,884	222

Norwegian Krone,
Expiring:
3/21/2013	a	73,400	13,053	13,410	(357)
3/21/2013	b	103,200	18,622	18,855	(233)
3/21/2013	c	4,713,810	843,934	861,217	(17,283)

Swedish Krona,
Expiring:
3/21/2013	b	145,600	22,498	22,877	(379)
3/21/2013	c	4,721,650	722,840	741,884	(19,044)

Gross Unrealized Appreciation					479,848
Gross Unrealized Depreciation					(835,255)

Counterparties:
a	BNP Paribas
b	Citigroup
c UBS
d	Royal Bank of Scotland
e	Bank of Montreal
f Goldman Sachs
g	Royal Bank of Canada
h	Standard Chartered Bank
i Skandinaviska Enskilda Banken

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	121,216	-	121,216
Commercial Mortgage-Backed	-	1,724,868	-	1,724,868
Corporate Bonds+	-	20,953,878	-	20,953,878
Foreign Government	-	4,214,007	-	4,214,007
Municipal Bonds	-	157,011	-	157,011
Mutual Funds	4,029,651	-	-	4,029,651
U.S. Government Agencies/Mortgage-Backed	-	34,533,480	-	34,533,480
U.S. Treasury	-	15,193,715	-	15,193,715
Other Financial Instruments:
Financial Futures++	277,227	-	-	277,227
Forward Foreign Currency Exchange Contracts++	-	479,848	-	479,848
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(70,762)	-	-	(70,762)
Forward Foreign Currency Exchange Contracts++	-	(835,255)	-	(835,255)
Securities Sold Short:
U.S. Government Agencies/Mortgage-Backed+++	-	(946,688)	-	(946,688)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.
+++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Alpha Fund
January 31, 2013 (Unaudited)

Common Stocks--58.6%	Shares	Value ($)
Australia--2.3%
AGL Energy	2,321	37,273
ALS	875	10,265
Alumina	15,683	18,071
Amcor	5,195	45,506
AMP	11,204	62,156
APA Group	4,394	26,438
Asciano	4,953	24,947
ASX	828	30,220
Aurizon Holdings	7,433	30,772
Australia & New Zealand Banking Group	10,454	289,759
Bendigo and Adelaide Bank	1,032	9,922
BHP Billiton	12,357	482,961
Boral	2,210	11,315
Brambles	6,224	52,637
Caltex Australia	304	6,156
CFS Retail Property Trust	9,908	20,664
Coca-Cola Amatil	2,525	36,442
Cochlear	244	20,541
Commonwealth Bank of Australia	6,109	410,575
Computershare	1,247	13,615
Crown	1,511	18,262
CSL	2,008	115,041
Dexus Property Group	19,015	20,721
Echo Entertainment Group	2,633	9,884
Federation Centres	4,604	11,186
Flight Centre	456	14,437
Fortescue Metals Group	4,351	21,234
Goodman Group	5,513	25,870
GPT Group	3,997	15,797
Harvey Norman Holdings	1,739	3,554
Iluka Resources	1,543	15,640
Incitec Pivot	5,397	18,178
Insurance Australia Group	6,759	35,382
James Hardie Industries-CDI	1,556	16,550
Leighton Holdings	370	7,979
Lend Lease Group	1,501	16,216
Macquarie Group	1,149	46,130

Metcash	3,170		12,595
Mirvac Group	13,359		22,150
National Australia Bank	8,735		249,217
Newcrest Mining	3,095		75,522
Orica	1,495		39,957
Origin Energy	3,677		48,275
OZ Minerals	1,909		13,815
Qantas Airways	1,470	a	2,345
QBE Insurance Group	4,478		55,662
Ramsay Health Care	745		22,949
Rio Tinto	1,610		111,412
Santos	4,083		50,923
Sims Metal Management	536		5,254
Sonic Healthcare	1,933		27,555
SP AusNet	4,972		5,963
Stockland	7,185		25,849
Suncorp Group	5,022		55,511
Sydney Airport	1,203		3,977
Tabcorp Holdings	1,233		3,922
Tatts Group	7,270		24,714
Telstra	17,258		82,784
Toll Holdings	2,590		14,233
Transurban Group	4,280		27,225
Treasury Wine Estates	2,051		10,159
Wesfarmers	3,949		154,837
Westfield Group	8,588		100,123
Westfield Retail Trust	9,377		31,388
Westpac Banking	11,826		345,792
Whitehaven Coal	1,310		4,481
Woodside Petroleum	2,452		90,695
Woolworths	4,836		157,542
WorleyParsons	616		16,207
			3,945,329
Austria--.1%
Andritz	236		15,540
Erste Group Bank	667	a	22,446
IMMOFINANZ	2,952	a	12,938
OMV	563		23,208
Raiffeisen Bank International	116		5,206
Telekom Austria	1,260		9,329
Verbund	172		3,665
Vienna Insurance Group	90		4,764
Voestalpine	447		16,369
			113,465

Belgium--.3%
Ageas	1,058		34,915
Anheuser-Busch InBev	3,102		269,138
Belgacom	383		11,690
Colruyt	264		12,799
Delhaize Group	279		13,227
Groupe Bruxelles Lambert	281		23,465
Groupe Bruxelles Lambert (STRIP)	31	a	0
KBC Groep	1,023		40,330
Solvay	184		28,931
Telenet Group Holding	208		9,842
UCB	402		23,206
Umicore	424		22,078
			489,621
Canada--2.8%
Agnico-Eagle Mines	700		32,024
Agrium	500		56,722
Alimentation Couche Tard, Cl. B	400		19,515
ARC Resources	900		21,178
Athabasca Oil	1,288	a	13,675
Bank of Montreal	2,500		157,886
Bank of Nova Scotia	4,420		259,909
Barrick Gold	3,977		126,639
Baytex Energy	455		20,921
BCE	1,100		48,868
Bell Aliant	189		4,921
Bombardier, Cl. B	6,896		27,034
Bonavista Energy	773		10,447
Brookfield Asset Management, Cl. A	2,106		77,724
Brookfield Office Properties	1,000		16,473
CAE	1,200		12,958
Cameco	1,712		36,904
Canadian Imperial Bank of Commerce	1,500		125,125
Canadian National Railway	1,630		156,447
Canadian Natural Resources	4,000		120,794
Canadian Oil Sands	2,106		44,320
Canadian Pacific Railway	646		74,581
Canadian Tire, Cl. A	356		24,778
Canadian Utilities, Cl. A	200		15,290
Catamaran	900	a	46,696
Cenovus Energy	2,788		92,551
Centerra Gold	297		2,698
CGI Group, Cl. A	613	a	16,447
CI Financial	600		16,074

Crescent Point Energy	1,400		54,153
Dollarama	200		12,168
Eldorado Gold	2,766		30,921
Empire, Cl. A	100		6,034
Enbridge	3,000		131,893
EnCana	3,000		57,991
Enerplus	539		7,236
Finning International	896		22,943
First Quantum Minerals	1,907		38,450
Fortis	800		27,784
Franco-Nevada	600		32,069
George Weston	200		14,409
Gildan Activewear	423		15,569
Goldcorp	3,300		116,231
Great-West Lifeco	1,100		28,564
H&R Real Estate Investment Trust	300		7,113
Husky Energy	1,500		46,772
IAMGOLD	1,392		11,430
IGM Financial	300		13,084
Imperial Oil	1,109		48,701
Industrial Alliance Insurance & Financial Services	600		20,965
Inmet Mining	300		21,656
Intact Financial	410		26,991
Kinross Gold	4,907		40,244
Loblaw	400		16,066
Lululemon Athletica	350	a	24,150
Magna International	900		47,039
Manulife Financial	7,300		105,394
MEG Energy	414	a	14,150
Metro	300		18,624
National Bank of Canada	700		55,669
New Gold	1,700	a	16,516
Nexen	2,054		54,944
Onex	400		17,429
Open Text	200	a	11,666
Osisko Mining	1,328	a	9,200
Pacific Rubiales Energy	900		20,998
Pan American Silver	400		6,986
Pembina Pipeline	1,195		34,673
Pengrowth Energy	1,700		7,755
Penn West Petroleum	1,500		15,174
Potash Corporation of Saskatchewan	3,103		131,817
Power Corporation of Canada	1,100		28,928
Power Financial	900		25,798

Research In Motion	1,785	a	23,122
RioCan Real Estate Investment Trust	400		10,780
Ritchie Bros. Auctioneers	200		4,363
Rogers Communications, Cl. B	1,300		60,412
Royal Bank of Canada	5,500		342,551
Saputo	591		29,390
Shaw Communications, Cl. B	1,600		37,441
Shoppers Drug Mart	884		36,693
Silver Wheaton	1,364		47,468
Sino-Forest	423	a,b	4
SNC-Lavalin Group	496		22,154
Sun Life Financial	2,000		58,352
Suncor Energy	5,995		203,760
Talisman Energy	4,100		51,219
Teck Resources, Cl. B	2,167		78,976
TELUS (Non-Voting Shares)	500		33,647
Thomson Reuters	1,200		36,756
Tim Hortons	600		30,084
Toronto-Dominion Bank	3,500		292,275
Tourmaline Oil	438	a	14,865
TransAlta	800		12,865
TransCanada	2,600		123,066
Turquoise Hill Resources	1,393	a	10,726
Valeant Pharmaceuticals International	1,173	a	77,784
Vermillion Energy	474		24,313
Yamana Gold	2,500		40,856
			4,879,868
China--.0%
Yangzijiang Shipbuilding Holdings	4,000		3,167
Denmark--.3%
AP Moller - Maersk, Cl. A	2		15,127
AP Moller - Maersk, Cl. B	6		47,915
Carlsberg, Cl. B	433		46,336
Coloplast, Cl. B	405		21,375
Danske Bank	2,727	a	52,310
DSV	710		18,219
Novo Nordisk, Cl. B	1,572		289,241
Novozymes, Cl. B	796		26,134
TDC	1,319		10,094
Tryg	63		4,959
William Demant Holding	49	a	4,297
			536,007
Finland--.2%
Elisa	324		7,707

Fortum	1,475		27,658
Kesko, Cl. B	161		5,281
Kone, Cl. B	505		41,655
Metso	336		15,042
Neste Oil	180		2,872
Nokia	15,474		60,552
Nokian Renkaat	306		13,167
Orion, Cl. B	239		6,678
Pohjola Bank, Cl. A	426		7,294
Sampo, Cl. A	1,612		57,893
Stora Enso, Cl. R	2,061		14,706
UPM-Kymmene	1,729		21,117
Wartsila	640		30,458
			312,080
France--2.3%
Accor	748		29,199
Aeroports de Paris	60		4,950
Air Liquide	1,128		144,184
Alstom	916		40,658
Arkema	207		23,609
Atos	227		16,607
AXA	6,428		119,048
BNP Paribas	3,875		243,131
Bouygues	927		26,319
Bureau Veritas	175		20,960
Cap Gemini	664		32,010
Carrefour	2,210		62,955
Casino Guichard Perrachon	274		26,842
Christian Dior	181		31,629
Cie de St-Gobain	1,517		62,555
Cie Generale d'Optique Essilor International	759		77,385
Cie Generale de Geophysique-Veritas	866	a	25,157
Cie Generale des Etablissements Michelin	683		63,553
CNP Assurances	276		4,566
Credit Agricole	3,218	a	31,809
Danone	2,085		144,494
Dassault Systemes	180		20,012
Edenred	843		27,024
EDF	855		16,421
Eurazeo	77		4,065
Eutelsat Communications	355		12,200
Fonciere Des Regions	64		5,406
France Telecom	7,660		86,971
GDF Suez	4,625		94,888

Gecina	42		4,762
Groupe Eurotunnel	2,145		18,247
ICADE	48		4,236
Iliad	91		16,866
Imerys	244		16,128
JCDecaux	159		4,448
Klepierre	279		11,005
L'Oreal	882		131,014
Lafarge	782		47,813
Lagardere	437		15,801
Legrand	1,025		46,519
LVMH Moet Hennessy Louis Vuitton	990		186,644
Natixis	3,960		15,706
Pernod-Ricard	865		108,288
Peugeot	426	a	3,322
PPR	292		62,802
Publicis Groupe	626		41,016
Remy Cointreau	82		10,465
Renault	818		49,331
Rexel	442		9,401
Safran	914		41,965
Sanofi	4,578		446,680
Schneider Electric	1,887		143,737
SCOR	894		25,734
Societe BIC	105		14,137
Societe Generale	2,595	a	117,243
Sodexo	316		28,138
Suez Environnement	631		8,354
Technip	342		37,084
Thales	367		13,213
Total	8,174		443,167
Unibail-Rodamco	344		81,295
Vallourec	538		29,253
Veolia Environnement	971		12,520
Vinci	1,725		87,891
Vivendi	4,770		102,267
Wendel	202		21,920
Zodiac Aerospace	113		12,363
			3,969,382
Germany--2.0%
Adidas	845		78,535
Allianz	1,755		251,041
Axel Springer	81		3,788
BASF	3,532		358,048

Bayer	3,184		314,211
Bayerische Motoren Werke	1,200		120,816
Beiersdorf	309		27,124
Brenntag	154		21,945
Celesio	112		2,035
Commerzbank	11,654	a	25,539
Continental	461		54,113
Daimler	3,503		203,928
Deutsche Bank	3,628		188,225
Deutsche Boerse	832		54,739
Deutsche Lufthansa	1,198		23,790
Deutsche Post	3,668		86,136
Deutsche Telekom	10,156		124,852
E.ON	6,493		112,891
Fraport Frankfurt Airport Services Worldwide	66		4,001
Fresenius & Co.	516		62,811
Fresenius Medical Care & Co.	809		57,043
GEA Group	804		29,147
Hannover Rueckversicherung	185		14,936
HeidelbergCement	491		30,927
Henkel & Co.	561		41,643
Hochtief	76	a	4,956
Hugo Boss	91		10,711
Infineon Technologies	4,677		42,198
K+S	739		33,363
Kabel Deutschland Holding	315		25,543
Lanxess	301		25,421
Linde	680		124,091
MAN	100		12,057
Merck	226		31,438
Metro	399		12,317
Muenchener Rueckversicherungs	661		121,477
RWE	1,978		74,408
Salzgitter	285		13,281
SAP	3,551		290,930
Siemens	3,159		346,744
Suedzucker	263		11,256
ThyssenKrupp	1,280	a	31,092
United Internet	250		5,813
Volkswagen	75		17,317
			3,526,677
Greece--.0%
Coca-Cola Hellenic Bottling	649	a	16,875
OPAP	436		3,771

			20,646
Hong Kong--.8%
AIA Group	42,200		167,866
ASM Pacific Technology	400		5,055
Bank of East Asia	3,940		16,206
BOC Hong Kong Holdings	16,000		55,187
Cathay Pacific Airways	2,000		3,884
Cheung Kong Holdings	5,000		82,007
Cheung Kong Infrastructure Holdings	1,000		6,344
CLP Holdings	7,000		59,526
First Pacific	10,000		12,868
Galaxy Entertainment Group	9,000	a	40,559
Hang Lung Properties	9,000		33,944
Hang Seng Bank	3,300		54,040
Henderson Land Development	3,000		21,585
HKT Trust	15,000		13,984
Hong Kong & China Gas	17,517		49,691
Hong Kong Exchanges & Clearing	4,400		83,457
Hopewell Holdings	1,000		4,126
Hutchison Whampoa	8,000		89,434
Hysan Development	2,000		10,070
Kerry Properties	3,000		16,208
Li & Fung	24,000		33,731
Link REIT	9,500		49,366
MGM China Holdings	4,400		10,416
MTR	5,000		20,631
New World Development	16,000		29,420
Noble Group	14,636		14,427
NWS Holdings	4,000		7,138
Orient Overseas International	500		3,504
PCCW	11,000		4,865
Power Assets Holdings	5,500		47,657
Shangri-La Asia	4,000		9,470
Sino Land	8,400		15,705
SJM Holdings	6,000		16,363
Sun Hung Kai Properties	6,000		98,486
Swire Pacific, Cl. A	3,000		38,509
Swire Properties	3,600		13,183
Wharf Holdings	6,200		54,762
Wheelock & Co.	5,000		28,174
Yue Yuen Industrial Holdings	2,000		6,705
			1,328,553
Ireland--.1%
CRH	2,422		52,321

Eaton	1,839		104,731
Elan	1,424	a	14,934
Irish Bank Resolution	3,069	a,b	4
Kerry Group, Cl. A	496		26,120
			198,110
Israel--.1%
Bank Hapoalim	2,512	a	10,572
Bank Leumi Le-Israel	6,468	a	21,554
Bezeq Israeli Telecommunication	4,209		4,940
Delek Group	20		4,923
Israel	7		4,779
Israel Chemicals	1,543		20,443
Mellanox Technologies	100	a	5,096
Mizrahi Tefahot Bank	424	a	4,487
NICE Systems	136	a	4,987
Teva Pharmaceutical Industries	3,401		126,357
			208,138
Italy--.6%
Assicurazioni Generali	4,812		92,190
Atlantia	1,231		22,782
Banca Monte dei Paschi di Siena	31,839	a	10,661
Banco Popolare	5,205	a	10,848
Enel	26,178		114,168
Enel Green Power	3,490		7,198
Eni	9,829		246,763
EXOR	146		4,320
Fiat	3,347	a	20,450
Fiat Industrial	3,649		46,994
Finmeccanica	723	a	4,751
Intesa Sanpaolo	40,602		82,804
Intesa Sanpaolo-RSP	2,248		3,818
Luxottica Group	472		21,719
Mediobanca	2,447		17,991
Pirelli & C	735		9,017
Prysmian	1,079		23,089
Saipem	1,034		29,343
Snam	4,963		25,095
STMicroelectronics	1,644		14,152
Telecom Italia	33,517		33,313
Telecom Italia-RSP	22,331		19,102
Tenaris	2,033		42,620
Terna Rete Elettrica Nazionale	6,238		26,291
UniCredit	15,215	a	98,253
Unione di Banche Italiane	4,768		24,899

			1,052,631
Japan--4.9%
ABC-Mart	200		7,611
Acom	430	a	11,229
Advantest	300		4,071
Aeon	2,000		22,702
Aeon Credit Service	300		6,214
AEON Mall	200		4,823
Air Water	1,000		12,784
Aisin Seiki	900		29,408
Ajinomoto	2,000		27,142
Alfresa Holdings	100		4,385
All Nippon Airways	2,000		3,915
Amada	1,000		6,255
Aozora Bank	2,000		5,621
Asahi Glass	3,000		19,881
Asahi Group Holdings	1,200		25,445
Asahi Kasei	4,000		23,096
Asics	500		7,114
Astellas Pharma	1,800		91,629
Bank of Kyoto	1,000		8,278
Bank of Yokohama	5,000		23,894
Benesse Holdings	200		8,727
Bridgestone	2,500		65,422
Brother Industries	1,100		11,680
Canon	4,100		150,872
Casio Computer	600		5,170
Central Japan Railway	500		43,742
Chiba Bank	2,000		12,467
Chiyoda	1,000		12,543
Chubu Electric Power	2,300		29,050
Chugai Pharmaceutical	700		14,399
Chugoku Bank	1,000		13,790
Chugoku Electric Power	1,500		19,717
Citizen Holdings	400		2,296
Coca-Cola West	200		3,156
Cosmo Oil	1,000		2,253
Credit Saison	600		12,683
Dai Nippon Printing	2,000		16,163
Dai-ichi Life Insurance	28		40,142
Daicel	1,000		6,988
Daido Steel	1,000		4,473
Daihatsu Motor	1,000		20,799
Daiichi Sankyo	2,700		45,706

Daikin Industries	1,000		38,165
Dainippon Sumitomo Pharma	400		5,634
Daito Trust Construction	300		29,592
Daiwa House Industry	2,000		36,722
Daiwa Securities Group	6,000		34,841
DeNA	500		15,813
Denki Kagaku Kogyo	1,000		3,609
Denso	1,900		71,059
Dentsu	700		19,558
Don Quijote	400		15,922
East Japan Railway	1,300		87,856
Eisai	900		39,368
Electric Power Development	400		9,173
FamilyMart	200		8,049
FANUC	700		109,082
Fast Retailing	200		52,666
Fuji Electric	2,000		4,680
Fuji Heavy Industries	2,000		26,923
FUJIFILM Holdings	2,000		39,849
Fujitsu	6,000		24,277
Fukuoka Financial Group	2,000		8,420
Furukawa Electric	1,000	a	2,023
Gree	200		2,974
GS Yuasa	1,000		3,565
Gunma Bank	1,000		4,834
Hachijuni Bank	1,000		5,008
Hakuhodo DY Holdings	70		4,761
Hamamatsu Photonics	300		11,466
Hankyu Hanshin Holdings	5,000		27,284
Hino Motors	1,000		10,498
Hirose Electric	100		11,887
Hiroshima Bank	3,000		12,762
Hisamitsu Pharmaceutical	200		10,706
Hitachi	17,000		100,760
Hitachi Chemical	200		2,815
Hitachi Construction Machinery	200		4,591
Hitachi High-Technologies	200		3,978
Hitachi Metals	1,000		8,584
Hokkaido Electric Power	300		2,874
Hokuriku Electric Power	300		3,307
Honda Motor	6,300		241,473
Hoya	1,800		34,742
Hulic	1,200		7,598
Ibiden	200		2,850

Idemitsu Kosan	100		8,770
IHI	7,000		18,142
INPEX	7		40,571
Isetan Mitsukoshi Holdings	1,280		12,640
Isuzu Motors	5,000		31,330
ITOCHU	6,100		68,975
Itochu Techno-Solutions	100		4,341
Iyo Bank	1,000		8,180
J Front Retailing	1,200		6,588
Japan Petroleum Exploration	100		3,685
Japan Prime Realty Investment	2		5,686
Japan Real Estate Investment	2		20,209
Japan Retail Fund Investment	11		20,834
Japan Steel Works	1,000		5,774
Japan Tobacco	3,500		108,967
JFE Holdings	1,700		36,233
JGC	1,000		28,312
Joyo Bank	2,000		9,383
JSR	700		13,825
JTEKT	1,100		11,740
Jupiter Telecommunications	11		13,172
JX Holdings	8,740		51,611
Kajima	2,000		5,993
Kamigumi	1,000		8,158
Kaneka	1,000		5,347
Kansai Electric Power	2,900		27,590
Kansai Paint	1,000		11,121
Kao	1,800		51,651
Kawasaki Heavy Industries	4,000		12,379
KDDI	1,000		74,362
Keikyu	2,000		16,972
Keio	2,000		14,850
Keisei Electric Railway	1,000		8,869
Keyence	221		61,313
Kikkoman	1,000		14,971
Kintetsu	5,000		20,559
Kirin Holdings	3,000		37,432
Kobe Steel	12,000	a	14,829
Koito Manufacturing	1,000		16,655
Komatsu	3,700		98,524
Konami	200		4,232
Konica Minolta Holdings	2,000		15,900
Kubota	4,000		45,667
Kuraray	1,800		23,109

Kurita Water Industries	700		13,748
Kyocera	500		45,218
Kyowa Hakko Kirin	1,371		12,954
Kyushu Electric Power	2,500		24,031
Lawson	200		14,501
LIXIL Group	900		20,904
Mabuchi Motor	200		8,978
Makita	400		19,487
Marubeni	7,000		51,364
Marui Group	600		4,875
Mazda Motor	15,000	a	40,352
McDonald's Holdings Japan	200		5,133
Medipal Holdings	500		6,332
MEIJI Holdings	317		14,040
Miraca Holdings	400		16,688
Mitsubishi	5,200		109,635
Mitsubishi Chemical Holdings	4,500		20,865
Mitsubishi Electric	8,000		66,226
Mitsubishi Estate	5,000		121,056
Mitsubishi Gas Chemical	1,000		6,682
Mitsubishi Heavy Industries	12,000		64,170
Mitsubishi Logistics	1,000		15,004
Mitsubishi Materials	4,000		12,816
Mitsubishi Motors	22,000	a	22,855
Mitsubishi Tanabe Pharma	900		12,076
Mitsubishi UFJ Financial Group	49,060		279,515
Mitsubishi UFJ Lease & Finance	370		16,812
Mitsui & Co.	6,400		96,653
Mitsui Chemicals	2,000		4,746
Mitsui Fudosan	3,000		68,533
Mitsui OSK Lines	4,000		13,166
Mizuho Financial Group	82,300		164,699
MS&AD Insurance Group Holdings	1,690		35,465
Murata Manufacturing	800		49,254
Nabtesco	200		4,160
Namco Bandai Holdings	500		7,124
NEC	13,000	a	31,702
NEXON	400	a	4,204
NGK Insulators	1,000		11,646
NGK Spark Plug	1,000		12,685
NHK Spring	500		4,380
Nidec	500		28,651
Nikon	1,200		34,263
Nintendo	400		39,018

Nippon Building Fund	2		20,624
Nippon Electric Glass	1,000		4,812
Nippon Express	5,000		20,668
Nippon Meat Packers	1,000		13,527
Nippon Paper Group	200		2,841
Nippon Steel & Sumitomo Metal	28,880		79,902
Nippon Telegraph & Telephone	1,600		67,013
Nippon Yusen	6,000		14,369
Nishi-Nippon City Bank	2,000		5,183
Nissan Motor	9,900		101,333
Nisshin Seifun Group	500		6,086
Nissin Foods Holdings	100		3,800
Nitori Holdings	100		7,644
Nitto Denko	600		33,856
NKSJ Holdings	1,325		27,834
NOK	300		4,478
Nomura Holdings	14,800		85,131
Nomura Real Estate Holdings	300		5,469
Nomura Real Estate Office Fund	1		5,894
Nomura Research Institute	200		4,582
NSK	1,000		7,075
NTT Data	3		9,163
NTT DoCoMo	60		91,137
Obayashi	2,000		10,258
Odakyu Electric Railway	2,000		20,034
OJI Paper	2,000		6,474
Olympus	900	a	19,950
Omron	700		16,642
Ono Pharmaceutical	400		21,062
ORACLE JAPAN	100		4,166
Oriental Land	200		26,595
ORIX	430		45,941
Osaka Gas	6,000		22,505
OTSUKA	100		8,191
Otsuka Holdings	1,300		41,909
Panasonic	9,200		60,163
Park24	800		14,444
Rakuten	2,100		19,175
Resona Holdings	7,900		35,161
Ricoh	2,000		22,221
Rinnai	100		7,064
Rohm	400		13,298
Sankyo	100		3,981
Sanrio	100		3,997

Santen Pharmaceutical	200		8,234
SBI Holdings	440		3,642
Secom	800		39,893
Sega Sammy Holdings	500		8,836
Sekisui Chemical	2,000		19,268
Sekisui House	2,000		22,002
Seven & I Holdings	3,000		91,268
Seven Bank	1,000		2,417
Sharp	6,000		20,406
Shikoku Electric Power	400		4,899
Shimadzu	1,000		6,693
Shimamura	100		9,820
Shimano	200		13,648
Shimizu	1,000		3,237
Shin-Etsu Chemical	1,600		97,807
Shinsei Bank	4,000		8,180
Shionogi & Co.	800		14,295
Shiseido	1,300		18,012
Shizuoka Bank	2,000		18,853
Showa Denko	3,000		4,593
Showa Shell Sekiyu	500		2,898
SMC	200		34,600
Softbank	3,700		131,904
Sojitz	2,900		4,345
Sony	4,000		59,577
Sony Financial Holdings	500		8,442
Square Enix Holdings	200		2,482
Stanley Electric	300		4,905
Sumco	200	a	2,076
Sumitomo	4,600		59,459
Sumitomo Chemical	5,000		14,599
Sumitomo Electric Industries	3,400		38,259
Sumitomo Heavy Industries	1,000		4,418
Sumitomo Metal Mining	2,000		31,123
Sumitomo Mitsui Financial Group	5,200		208,694
Sumitomo Mitsui Trust Holdings	12,980		47,977
Sumitomo Realty & Development	1,000		30,455
Sumitomo Rubber Industries	400		5,332
Suruga Bank	1,000		13,035
Suzuken	300		9,192
Suzuki Motor	1,600		41,870
Sysmex	200		9,547
T&D Holdings	1,900		23,458
Taiheiyo Cement	4,000		10,892

Taisei	5,000		14,927
Taisho Pharmaceutical Holdings	100		6,900
Taiyo Nippon Sanso	1,000		6,693
Takashimaya	1,000		7,360
Takeda Pharmaceutical	3,100		159,331
TDK	500		18,508
Teijin	2,000		4,593
Terumo	700		30,620
THK	200		3,473
Tobu Railway	3,000		16,108
Toho	200		3,825
Toho Gas	1,000		5,347
Tohoku Electric Power	2,600	a	21,154
Tokio Marine Holdings	2,700		79,809
Tokyo Electric Power	8,500	a	19,799
Tokyo Electron	800		34,294
Tokyo Gas	8,000		37,706
Tokyu	5,000		27,175
Tokyu Land	1,000		7,130
TonenGeneral Sekiyu	1,000		8,716
Toppan Printing	2,000		12,401
Toray Industries	6,000		34,644
Toshiba	16,000		71,037
TOTO	1,000		7,917
Toyo Seikan Kaisha	300		3,829
Toyo Suisan Kaisha	1,000		27,754
Toyoda Gosei	200		4,431
Toyota Industries	800		26,551
Toyota Motor	10,600		505,976
Toyota Tsusho	700		16,634
Trend Micro	300		8,763
Tsumura & Co.	100		3,292
Ube Industries	2,000		4,155
Unicharm	500		26,519
Ushio	200		2,161
USS	60		6,732
West Japan Railway	600		23,686
Yahoo! Japan	37		14,546
Yakult Honsha	400		16,863
Yamada Denki	270		10,393
Yamaguchi Financial Group	1,000		9,634
Yamaha	400		4,234
Yamaha Motor	700		8,887
Yamato Holdings	1,800		30,254

Yamato Kogyo	200		5,724
Yamazaki Baking	1,000		11,198
Yaskawa Electric	1,000		9,350
Yokogawa Electric	400		4,457
			8,553,134
Luxembourg--.0%
SES	1,383		42,336
Macau--.0%
Sands China	10,400		52,433
Wynn Macau	6,000	a	16,827
			69,260
Mexico--.0%
Fresnillo	667		17,539
Netherlands--.7%
Aegon	7,430		49,716
Akzo Nobel	912		62,398
ASML Holding	1,201		90,178
Core Laboratories	150		19,146
Corio	385		18,696
DE Master Blenders 1753	1,757	a	21,676
Delta Lloyd	700		13,772
European Aeronautic Defence and Space	1,582		74,332
Fugro	387		23,454
Gemalto	372		33,124
Heineken	945		66,452
Heineken Holding	247		14,597
ING Groep	13,911	a	140,699
Koninklijke Ahold	3,306		48,569
Koninklijke Boskalis Westminster	204		9,343
Koninklijke DSM	510		31,269
Koninklijke KPN	3,592		20,221
Koninklijke Philips Electronics	3,841		120,004
Koninklijke Vopak	333		22,738
QIAGEN	1,277	a	26,823
Randstad Holding	336		13,933
Reed Elsevier	2,984		46,371
TNT Express	942		7,238
Unilever	6,263		253,415
Wolters Kluwer	1,372		27,813
Ziggo	372		11,867
			1,267,844
New Zealand--.0%
Auckland International Airport	2,415		5,746
Contact Energy	460	a	2,015

Fletcher Building	2,636		21,060
SKYCITY Entertainment Group	1,940		6,463
Telecom Corporation of New Zealand	4,764		9,695
			44,979
Norway--.2%
Aker Solutions	651		14,241
DNB	4,049		56,626
Gjensidige Forsikring	483		7,595
Norsk Hydro	3,336		15,981
Orkla	2,628		23,187
Seadrill	1,454		57,570
Statoil	4,101		109,227
Telenor	2,781		61,343
Yara International	605		32,283
			378,053
Portugal--.0%
Banco Espirito Santo	11,649	a	16,529
Energias de Portugal	7,102		22,902
Galp Energia	600		9,748
Jeronimo Martins	521		11,075
Portugal Telecom	1,514		8,839
			69,093
Singapore--.5%
Ascendas Real Estate Investment Trust	6,400		13,083
CapitaCommercial Trust	4,000		5,381
CapitaLand	9,500		30,703
CapitaMall Trust	8,000		13,703
CapitaMalls Asia	4,000		6,981
City Developments	2,000		18,891
ComfortDelGro	5,000		7,797
DBS Group Holdings	7,500		90,656
Flextronics International	2,367	a	14,699
Fraser and Neave	3,000		23,149
Genting Singapore	19,000		23,795
Global Logistic Properties	8,150		18,175
Golden Agri-Resources	22,640		11,616
Hutchison Port Holdings Trust	14,000		11,480
Jardine Cycle & Carriage	1,000		40,892
Keppel	5,200		48,317
Keppel Land	3,000		10,326
Olam International	10,045		13,108
Oversea-Chinese Banking	10,000		79,021
SembCorp Industries	3,000		13,283
SembCorp Marine	2,000		7,644

Singapore Airlines	1,866		16,570
Singapore Exchange	3,000		18,883
Singapore Press Holdings	5,000		16,564
Singapore Technologies Engineering	4,000		12,669
Singapore Telecommunications	32,000		90,494
StarHub	2,000		6,302
United Overseas Bank	5,000		76,152
UOL Group	1,000		5,050
Wilmar International	7,000		21,605
			766,989
Spain--.8%
Abertis Infraestructuras	1,316		22,550
Acciona	185		14,876
ACS Actividades de Construccion y Servicios	774		18,570
Amadeus IT Holding, Cl. A	967		24,257
Banco Bilbao Vizcaya Argentaria	21,064		209,499
Banco de Sabadell	9,830	a	26,334
Banco Popular Espanol	19,780		17,833
Banco Santander	39,626		332,454
Bankia	1,979	a	1,373
CaixaBank	1,960		7,736
Distribuidora Internacional de Alimentacion	2,248		16,617
Enagas	983		23,264
Ferrovial	1,260		20,196
Gas Natural SDG	1,270		25,357
Grifols	438	a	14,898
Iberdrola	15,112		81,501
Inditex	801		112,239
Mapfre	1,615		4,980
Red Electrica	417		23,220
Repsol	2,837		63,347
Telefonica	15,783		228,873
Zardoya Otis	780		11,978
			1,301,952
Sweden--.9%
Alfa Laval	1,522		32,509
Assa Abloy, Cl. B	1,164		43,573
Atlas Copco, Cl. A	2,715		77,421
Atlas Copco, Cl. B	1,266		32,298
Autoliv	327		21,517
Boliden	1,365		25,248
Electrolux, Ser. B	1,079		28,512
Elekta, Cl. B	1,156		17,200
Ericsson, Cl. B	11,125		129,486

Getinge, Cl. B	899		27,743
Hennes & Mauritz, Cl. B	3,430		126,349
Hexagon, Cl. B	800		21,492
Husqvarna, Cl. B	2,597		16,800
Industrivarden, Cl. C	308		5,406
Investment AB Kinnevik, Cl. B	1,157		26,678
Investor, Cl. B	1,963		55,761
Lundin Petroleum	1,032	a	26,507
Millicom International Cellular, SDR	294		27,098
Nordea Bank	10,355		114,253
Ratos, Cl. B	875		8,436
Sandvik	3,835		61,586
Scania, Cl. B	1,440		29,557
Securitas, Cl. B	706		6,602
Skandinaviska Enskilda Banken, Cl. A	5,853		58,688
Skanska, Cl. B	1,368		23,260
SKF, Cl. B	1,616		40,109
Svenska Cellulosa, Cl. B	2,274		55,152
Svenska Handelsbanken, Cl. A	1,863		76,186
Swedbank, Cl. A	3,124		73,704
Swedish Match	689		25,857
Tele2, Cl. B	1,478		26,525
TeliaSonera	8,316		60,024
Volvo, Cl. B	5,236		77,496
			1,479,033
Switzerland--2.2%
ABB	8,538	a	183,135
Actelion	292	a	14,471
Adecco	446	a	25,631
Aryzta	351	a	19,728
Baloise Holding	176		15,936
Banque Cantonale Vaudoise	12		6,412
Barry Callebaut	7	a	7,050
Cie Financiere Richemont, Cl. A	1,886		155,120
Credit Suisse Group	4,529	a	133,872
Ems-Chemie Holding	56		14,245
Geberit	118	a	27,592
Givaudan	27	a	30,025
Glencore International	15,054		93,938
Holcim	870	a	67,732
Julius Baer Group	745	a	30,494
Kuehne & Nagel International	207		24,315
Lindt & Spruengli-PC	3	a	10,747
Lonza Group	213	a	12,545

Nestle	12,304		863,937
Novartis	8,803		599,732
Pargesa Holding-BR	64		4,751
Partners Group Holding	56		13,150
Roche Holding	2,689		595,093
Schindler Holding	48		6,941
Schindler Holding-PC	186		27,592
SGS	19		45,263
Sika-BR	9		22,706
Sonova Holding	192	a	22,216
Sulzer	73		11,487
Swatch Group	163		15,341
Swatch Group-BR	119		65,303
Swiss Life Holding	122	a	18,339
Swiss Prime Site	155	a	13,106
Swiss Re	1,307	a	97,302
Swisscom	99		43,895
Syngenta	341		147,221
UBS	14,059	a	243,779
Zurich Insurance Group	532	a	153,044
			3,883,186
United Kingdom--5.7%
3i Group	3,060		12,773
Aberdeen Asset Management	2,945		18,795
Admiral Group	535		10,377
Aggreko	862		21,833
AMEC	1,468		25,168
Anglo American	5,389		161,238
Antofagasta	1,315		23,817
ArcelorMittal	3,844		65,842
ARM Holdings	5,207		71,269
Associated British Foods	1,185		32,871
AstraZeneca	4,794		232,127
Aviva	11,023		64,108
Babcock International Group	1,367		22,504
BAE Systems	12,226		65,850
Balfour Beatty	2,589		10,894
Barclays	44,858		214,145
BG Group	13,134		233,301
BHP Billiton	8,130		278,126
BP	72,852		539,296
British American Tobacco	7,446		387,699
British Land	2,916		25,991
British Sky Broadcasting Group	4,208		54,559

BT Group	28,719		113,233
Bunzl	1,660		29,829
Burberry Group	1,962		42,226
Capita	2,966		37,021
Capital Shopping Centres Group	1,567		8,852
Carnival	589		23,924
Centrica	19,090		106,029
Cobham	3,826		12,846
Compass Group	7,447		90,235
Croda International	414		15,916
Diageo	9,638		286,914
Ensco, Cl. A	767		48,758
Eurasian Natural Resources	384		2,009
Evraz	1,569		7,179
Experian	4,082		69,984
G4S	5,253		23,102
GKN	7,654		29,231
GlaxoSmithKline	19,073		437,258
Hammerson	3,258		25,097
Hargreaves Lansdown	477		5,228
HSBC Holdings	69,838		793,835
ICAP	1,680		8,691
IMI	1,012		18,779
Imperial Tobacco Group	3,574		132,923
Inmarsat	1,561		15,968
InterContinental Hotels Group	975		28,700
International Consolidated Airlines Group	4,645	a	15,742
Intertek Group	505		24,901
Invensys	3,044		16,608
Investec	1,679		12,300
ITV	17,073		31,085
J Sainsbury	3,804		19,952
Johnson Matthey	713		25,613
Kazakhmys	828		9,586
Kingfisher	7,566		32,363
Land Securities Group	2,508		31,941
Legal & General Group	22,665		54,783
Lloyds Banking Group	152,052	a	124,580
London Stock Exchange Group	734		14,016
Lonmin	237	a	1,353
Marks & Spencer Group	7,100		42,756
Meggitt	3,859		26,623
Melrose Industries	4,920		18,212
National Grid	14,142		155,097

Next	543		34,947
Old Mutual	18,759		55,755
Pearson	3,308		62,643
Petrofac	866		22,497
Prudential	10,036		152,485
Randgold Resources	301		28,500
Reckitt Benckiser Group	2,342		156,079
Reed Elsevier	5,072		55,263
Resolution	4,773		19,871
Rexam	2,349		17,454
Rio Tinto	5,157		291,171
Rolls-Royce Holdings	6,904	a	103,584
Royal Bank of Scotland Group	9,070	a	49,384
Royal Dutch Shell, Cl. A	14,228		505,693
Royal Dutch Shell, Cl. B	10,094		367,247
RSA Insurance Group	12,913		26,972
SABMiller	3,451		172,408
Sage Group	5,596		28,640
Schroders	487		14,946
Segro	2,854		11,235
Serco Group	2,492		21,915
Severn Trent	872		22,432
Shire	2,122		71,113
Smith & Nephew	3,724		42,909
Smiths Group	1,262		24,559
SSE	3,779		85,047
Standard Chartered	9,173		244,048
Standard Life	9,814		53,792
Subsea 7	903		21,852
Tate & Lyle	2,189		28,208
Tesco	31,177		176,178
TUI Travel	1,371		6,323
Tullow Oil	3,645		65,787
Unilever	4,967		202,219
United Utilities Group	2,435		28,269
Vedanta Resources	192		3,666
Virgin Media	1,104		43,487
Vodafone Group	188,254		513,838
Weir Group	942		29,641
Whitbread	773		31,507
Willis Group Holdings	506		18,069
WM Morrison Supermarkets	7,148		28,455
Wolseley	948		44,279
WPP	4,746		74,631

Xstrata	7,570	a	141,850
			9,844,709
United States--30.8%
3M	2,523		253,688
Abbott Laboratories	6,083		206,092
AbbVie	6,082		223,149
Accenture, Cl. A	2,309		165,994
ACE	1,225		104,529
Actavis	443	a	38,271
Activision Blizzard	1,313		14,955
Adobe Systems	1,679	a	63,517
ADT	994		47,215
Advance Auto Parts	242		17,792
AES	2,129		23,078
Aetna	1,321		63,712
Affiliated Managers Group	158	a	22,741
Aflac	1,728		91,688
AGCO	265		14,045
Agilent Technologies	1,338		59,916
Air Products & Chemicals	793		69,332
Airgas	311		29,620
Akamai Technologies	628	a	25,566
Albemarle	267		16,370
Alcoa	4,735		41,857
Alexion Pharmaceuticals	719	a	67,579
Alleghany	36	a	12,981
Allegheny Technologies	240		7,596
Allergan	1,130		118,661
Alliance Data Systems	161	a	25,374
Alliant Energy	541		24,799
Allstate	1,836		80,600
Altera	1,370		45,785
Altria Group	7,807		262,940
Amazon.com	1,390	a	369,045
Ameren	746		24,200
American Capital Agency	1,342	c	42,447
American Electric Power	1,952		88,406
American Express	3,954		232,535
American International Group	5,450	a	206,174
American Tower	1,448		110,265
American Water Works	562		21,513
Ameriprise Financial	850		56,372
AmerisourceBergen	829		37,612
AMETEK	1,074		44,023

Amgen	2,973		254,073
Amphenol, Cl. A	690		46,623
Anadarko Petroleum	1,959		156,759
Analog Devices	995		43,422
Annaly Capital Management	3,293	c	48,967
ANSYS	274	a	20,166
Aon	1,158		66,863
Apache	1,430		119,777
Apple	3,565		1,623,180
Applied Materials	5,110		65,970
Arch Capital Group	410	a	19,032
Archer-Daniels-Midland	2,447		69,813
Arrow Electronics	394	a	15,137
Assurant	223		8,528
AT&T	22,026		766,285
Autodesk	1,030	a	40,046
Automatic Data Processing	1,798		106,603
AutoZone	114	a	42,146
Avago Technologies	980		35,055
AvalonBay Communities	458	c	59,444
Avery Dennison	388		14,942
Avnet	495	a	17,503
Avon Products	1,419		24,095
Axis Capital Holdings	325		12,438
Baker Hughes	1,770		79,154
Ball	652		29,027
Bank of America	41,366		468,263
Baxter International	2,002		135,816
BB&T	2,596		78,607
Beam	460		28,216
Becton Dickinson & Co.	669		56,223
Bed Bath & Beyond	778	a	45,669
Berkshire Hathaway, Cl. B	3,553	a	344,392
Best Buy	981		15,951
Biogen Idec	821	a	128,142
BlackRock	492		116,250
BMC Software	695	a	28,877
Boeing	2,762		204,029
BorgWarner	520	a	38,574
Boston Properties	506	c	53,272
Boston Scientific	4,502	a	33,630
Bristol-Myers Squibb	6,499		234,874
Broadcom, Cl. A	1,875		60,844
Brown-Forman, Cl. B	422		27,303

Bunge	578		46,043
C.H. Robinson Worldwide	696		46,040
C.R. Bard	287		29,294
CA	1,477		36,659
Cablevision Systems (NY Group), Cl. A	923		13,513
Cabot Oil & Gas	676		35,679
Calpine	1,071	a	21,131
Camden Property Trust	299	c	20,748
Cameron International	950	a	60,145
Campbell Soup	799		29,331
Capital One Financial	2,101		118,328
Cardinal Health	1,325		58,048
CareFusion	775	a	24,056
CarMax	728	a	28,698
Carnival	1,680		65,050
Caterpillar	2,511		247,057
CBRE Group, Cl. A	1,408	a	30,385
CBS, Cl. B	2,253		93,995
Celanese, Ser. A	533		24,987
Celgene	1,611	a	159,425
CenterPoint Energy	1,694		34,625
CenturyLink	2,296		92,873
Cerner	612	a	50,521
CF Industries Holdings	210		48,126
Charles Schwab	4,124		68,170
Charter Communications, Cl. A	142	a	11,072
Chesapeake Energy	2,567		51,802
Chevron	7,487		862,128
Chipotle Mexican Grill	101	a	31,008
Chubb	1,075		86,333
Church & Dwight	480		27,739
Cigna	978		57,057
Cimarex Energy	445		28,418
Cincinnati Financial	471		19,989
Cintas	477		20,158
Cisco Systems	20,560		422,919
CIT Group	588	a	24,902
Citigroup	11,256		474,553
Citrix Systems	724	a	52,968
Cliffs Natural Resources	484		18,058
Clorox	441		34,579
CME Group	1,196		69,177
CMS Energy	762		19,583
Coach	1,157		59,007

Cobalt International Energy	481	a	11,645
Coca-Cola	15,526		578,188
Coca-Cola Enterprises	1,298		45,261
Cognizant Technology Solutions, Cl. A	1,136	a	88,812
Colgate-Palmolive	1,840		197,561
Comcast, Cl. A	8,136		309,819
Comcast, Cl. A (Special)	2,148		78,896
Comerica	678		23,296
Computer Sciences	731		30,556
ConAgra Foods	1,627		53,187
Concho Resources	318	a	29,008
ConocoPhillips	4,452		258,216
CONSOL Energy	676		21,186
Consolidated Edison	1,098		62,454
Constellation Brands, Cl. A	588	a	19,028
Continental Resources	106	a	8,811
Corning	5,670		68,040
Costco Wholesale	1,680		171,931
Coventry Health Care	483		22,136
Covidien	1,773		110,529
Cree	298	a	12,859
Crown Castle International	1,095	a	77,219
Crown Holdings	488	a	18,476
CSX	4,182		92,129
Cummins	684		78,544
CVS Caremark	4,893		250,522
D.R. Horton	1,264		29,906
Danaher	2,126		127,411
Darden Restaurants	473		21,995
DaVita HealthCare Partners	423	a	48,818
Deere & Co.	1,362		128,110
Dell	5,643		74,713
Delphi Automotive	1,057	a	40,864
Delta Air Lines	612	a	8,501
Denbury Resources	1,336	a	24,890
DENTSPLY International	683		28,522
Devon Energy	1,423		81,381
Diamond Offshore Drilling	185		13,892
Dick's Sporting Goods	299		14,229
Digital Realty Trust	517	c	35,109
DIRECTV	2,514	a	128,566
Discover Financial Services	1,985		76,204
Discovery Communications, Cl. A	485	a	33,649
Discovery Communications, Cl. C	282	a	17,966

DISH Network, Cl. A	671		25,008
Dolby Laboratories, Cl. A	89		2,876
Dollar General	1,005	a	46,451
Dollar Tree	1,038	a	41,510
Dominion Resources	2,097		113,469
Dover	730		50,501
Dow Chemical	4,666		150,245
Dr. Pepper Snapple Group	867		39,076
DTE Energy	740		46,849
Duke Energy	2,734		187,935
Duke Realty	1,684	c	25,950
Dun & Bradstreet	189		15,411
E.I. du Pont de Nemours & Co.	3,367		159,764
Eastman Chemical	492		35,006
Eaton Vance	452		16,362
eBay	4,482	a	250,678
Ecolab	1,089		78,844
Edison International	1,173		56,527
Edwards Lifesciences	496	a	44,605
Electronic Arts	1,266	a	19,914
Eli Lilly & Co.	4,026		216,156
EMC	8,143	a	200,399
Emerson Electric	2,640		151,140
Energen	195		9,387
Energizer Holdings	215		18,707
Entergy	687		44,380
EOG Resources	987		123,355
EQT	676		40,161
Equifax	392		23,010
Equinix	170	a	36,623
Equity Residential	1,304	c	72,229
Estee Lauder, Cl. A	906		55,203
Everest Re Group	202		23,394
Exelon	3,134		98,533
Expedia	415		27,079
Expeditors International of Washington	693		29,730
Express Scripts Holding	3,149	a	168,220
Exxon Mobil	17,565		1,580,323
F5 Networks	247	a	25,905
Facebook, Cl. A	3,978		123,199
Family Dollar Stores	376		21,319
Fastenal	1,087		54,002
Federal Realty Investment Trust	193	c	20,429
FedEx	1,102		111,798

Fidelity National Financial, Cl. A	762		19,126
Fidelity National Information Services	858		31,840
Fifth Third Bancorp	3,521		57,357
First Republic Bank	305		10,885
FirstEnergy	1,406		56,929
Fiserv	580	a	46,580
FLIR Systems	610		14,500
Flowserve	232		36,371
Fluor	518		33,582
FMC	457		28,092
FMC Technologies	1,027	a	48,628
Ford Motor	13,813		178,878
Forest Laboratories	855	a	31,037
Fossil	244	a	25,762
Franklin Resources	566		77,474
Freeport-McMoRan Copper & Gold	3,795		133,774
Frontier Communications	3,618		16,534
GameStop, Cl. A	315		7,308
Gap	1,231		40,229
Garmin	603		22,848
General Dynamics	1,139		75,516
General Electric	40,271		897,238
General Growth Properties	1,276	c	24,908
General Mills	2,374		99,566
General Motors	3,106	a	87,248
Genuine Parts	629		42,791
Gilead Sciences	5,826	a	229,836
Goldman Sachs Group	1,758		259,938
Goodyear Tire & Rubber	1,002	a	13,788
Google, Cl. A	1,001	a	756,446
Green Mountain Coffee Roasters	522	a	23,767
H&R Block	998		22,724
H.J. Heinz	1,192		72,271
Halliburton	3,384		137,661
Harley-Davidson	922		48,331
Harris	378		17,464
Hartford Financial Services Group	1,308		32,438
Hasbro	403		15,060
HCA Holdings	987		37,161
HCP	1,692	c	78,492
Health Care	964	c	60,578
Helmerich & Payne	395		25,414
Henry Schein	406	a	35,054
Herbalife	525		19,068

Hershey	665		52,834
Hertz Global Holdings	1,132	a	20,693
Hess	1,253		84,151
Hewlett-Packard	7,270		120,028
HollyFrontier	836		43,656
Hologic	872	a	20,788
Home Depot	5,787		387,266
Honeywell International	2,874		196,122
Hormel Foods	486		16,820
Hospira	797	a	27,194
Host Hotels & Resorts	3,062	c	51,411
Hudson City Bancorp	1,753		14,988
Humana	693		51,531
IHS, Cl. A	164	a	16,876
Illinois Tool Works	1,581		99,334
Illumina	460	a	23,290
Ingersoll-Rand	1,258		64,649
Integrys Energy Group	206		11,266
Intel	19,205		404,073
IntercontinentalExchange	330	a	45,787
International Business Machines	4,143		841,319
International Flavors & Fragrances	314		22,115
International Game Technology	764		11,743
International Paper	1,570		65,029
Interpublic Group of Cos.	2,272		27,514
Intuit	1,128		70,365
Intuitive Surgical	147	a	84,434
Invesco	1,806		49,214
Iron Mountain	454		15,531
J.C. Penney	496		10,084
J.M. Smucker	485		42,986
Jacobs Engineering Group	617	a	29,684
JB Hunt Transport Services	424		28,522
Johnson & Johnson	10,526		778,082
Johnson Controls	2,749		85,466
Joy Global	351		22,173
JPMorgan Chase & Co.	14,532		683,731
Juniper Networks	1,688	a	37,777
Kansas City Southern	358		33,333
KBR	520		16,234
Kellogg	949		55,517
KeyCorp	2,939		27,627
Kimberly-Clark	1,579		141,336
Kimco Realty	1,860	c	38,632

Kinder Morgan	2,353		88,143
Kinder Morgan Management	349	a	28,814
KLA-Tencor	512		28,114
Kohl's	711		32,912
Kraft Foods Group	2,060		95,213
Kroger	2,048		56,730
L-3 Communications Holdings	315		23,915
Laboratory Corp. of America Holdings	314	a	28,103
Lam Research	868	a	35,710
Las Vegas Sands	1,507		83,262
Legg Mason	319		8,820
Leggett & Platt	555		16,339
Lennar, Cl. A	745		30,947
Leucadia National	818		20,818
Level 3 Communications	374	a	8,909
Liberty Global, Cl. A	582	a	39,745
Liberty Global, Ser. C	411	a	26,205
Liberty Interactive, Cl. A	1,630	a	34,654
Liberty Media	435	a	48,507
Liberty Property Trust	638	c	24,990
Life Technologies	577	a	37,326
Limited Brands	1,037		49,797
Lincoln National	879		25,473
Linear Technology	713		26,110
LinkedIn, Cl. A	349	a	43,203
LKQ	1,375	a	30,786
Lockheed Martin	1,017		88,347
Loews	1,208		52,391
Lorillard	1,605		62,707
Lowe's	4,606		175,903
LSI	2,094	a	14,742
LyondellBasell Industries, Cl. A	1,283		81,368
M&T Bank	366		37,585
Macerich	410	c	24,485
Macy's	1,548		61,161
Manpower	349		17,974
Marathon Oil	2,622		88,125
Marathon Petroleum	1,276		94,692
Marriott International, Cl. A	797		31,864
Marsh & McLennan	2,043		72,486
Martin Marietta Materials	247		24,386
Marvell Technology Group	1,236		11,433
Masco	1,609		29,590
MasterCard, Cl. A	415		215,136

Mattel	1,317		49,559
Maxim Integrated Products	947		29,783
McCormick & Co.	419		26,125
McDonald's	3,873		369,058
McGraw-Hill	832		47,857
McKesson	873		91,866
MDU Resources Group	515		12,010
Mead Johnson Nutrition	840		63,840
MeadWestvaco	581		18,214
Medtronic	3,724		173,538
Merck & Co.	11,667		504,598
MetLife	3,071		114,671
MetroPCS Communications	1,244	a	12,477
MGM Resorts International	1,940	a	24,774
Microchip Technology	721		24,117
Micron Technology	3,345	a	25,288
Microsoft	28,803		791,218
Mohawk Industries	284	a	28,871
Molson Coors Brewing, Cl. B	526		23,765
Mondelez International, Cl. A	6,545		181,886
Monsanto	2,066		209,389
Monster Beverage	487	a	23,327
Moody's	873		47,858
Morgan Stanley	5,405		123,504
Mosaic	1,246		76,318
Motorola Solutions	1,055		61,601
Murphy Oil	789		46,961
Mylan	1,705	a	48,200
Nabors Industries	1,516	a	25,272
NASDAQ OMX Group	383		10,847
National Oilwell Varco	1,561		115,733
NetApp	1,458	a	52,488
Netflix	274	a	45,276
New York Community Bancorp	1,514		20,212
Newell Rubbermaid	1,283		30,125
Newfield Exploration	352	a	10,384
Newmont Mining	1,831		78,660
News Corp., Cl. A	5,835		161,863
News, Cl. B	1,406		39,705
NextEra Energy	1,457		104,977
Nielsen Holdings	337	a	10,956
NIKE, Cl. B	2,654		143,449
NiSource	992		26,814
Noble	812		32,886

Noble Energy	717		77,285
Nordstrom	500		27,615
Norfolk Southern	1,287		88,636
Northeast Utilities	1,214		49,446
Northern Trust	928		47,764
Northrop Grumman	897		58,341
NRG Energy	1,479		35,496
Nuance Communications	865	a	20,803
Nucor	1,221		56,178
NVIDIA	2,612		32,023
NYSE Euronext	856		29,592
O'Reilly Automotive	502	a	46,510
Occidental Petroleum	3,113		274,785
Oceaneering International	513		32,427
OGE Energy	477		28,005
Omnicare	318		12,386
Omnicom Group	1,048		56,885
ONEOK	642		30,180
Oracle	14,958		531,159
Owens-Illinois	639	a	15,208
PACCAR	1,363		64,143
Pall	349		23,837
Parker Hannifin	586		54,480
PartnerRe	209		18,327
Patterson	260		9,394
Paychex	1,129		36,839
Peabody Energy	885		22,258
Pentair	663		33,601
People's United Financial	1,240		15,264
Pepco Holdings	1,225		23,912
PepsiCo	5,968		434,769
Perrigo	310		31,158
PetSmart	495		32,378
Pfizer	28,518		777,971
PG&E	1,725		73,554
Philip Morris International	6,447		568,368
Phillips 66	2,182		132,164
Pinnacle West Capital	492		26,263
Pioneer Natural Resources	461		54,186
Pitney Bowes	759		10,937
Plains Exploration & Production	375	a	17,906
Plum Creek Timber	497	c	23,945
PNC Financial Services Group	1,932		119,398
Polaris Industries	314		27,346

PPG Industries	613		84,514
PPL	2,176		65,911
Praxair	1,092		120,524
Precision Castparts	575		105,455
priceline.com	182	a	124,756
Principal Financial Group	1,119		34,700
Procter & Gamble	10,530		791,435
Progressive	2,233		50,220
Prologis	1,861	c	74,254
Prudential Financial	1,718		99,438
Public Service Enterprise Group	2,081		64,886
Public Storage	586	c	90,203
PulteGroup	1,610	a	33,391
PVH	320		38,038
QEP Resources	858		25,182
QUALCOMM	6,536		431,572
Quanta Services	987	a	28,593
Quest Diagnostics	708		41,029
Rackspace Hosting	331	a	24,941
Ralph Lauren	188		31,298
Range Resources	561		37,682
Rayonier	544	c	29,289
Raytheon	1,248		65,745
Realty Income	495	c	21,622
Red Hat	780	a	43,337
Regency Centers	488	c	24,317
Regeneron Pharmaceuticals	264	a	45,920
Regions Financial	6,027		46,890
RenaissanceRe Holdings	142		12,161
Republic Services	1,357		43,275
ResMed	676		29,609
Reynolds American	1,294		56,910
Robert Half International	480		16,915
Rock-Tenn, Cl. A	347		27,396
Rockwell Automation	567		50,571
Rockwell Collins	512		30,147
Roper Industries	389		45,688
Ross Stores	872		52,058
Rowan, Cl. A	516	a	17,792
Royal Caribbean Cruises	399		14,444
Safeway	725		13,956
SAIC	706		8,543
salesforce.com	490	a	84,344
SanDisk	842	a	42,092

SBA Communications, Cl. A	425	a	29,606
SCANA	475		22,235
Schlumberger	5,094		397,587
Scripps Networks Interactive, Cl. A	289		17,852
Seagate Technology	1,193		40,538
Sealed Air	673		12,599
Sears Holdings	80	a	3,756
SEI Investments	426		11,485
Sempra Energy	932		69,947
Sensata Technologies Holding	331	a	11,168
Sherwin-Williams	339		54,965
Sigma-Aldrich	540		41,758
Simon Property Group	1,178	c	188,692
Sirius XM Radio	12,136		38,107
SL Green Realty	390	c	31,348
SLM	1,614		27,260
Southern	3,433		151,842
Southwest Airlines	263		2,948
Southwestern Energy	1,491	a	51,141
Spectra Energy	2,634		73,173
Sprint Nextel	11,231	a	63,231
SPX	142		10,597
St. Jude Medical	1,335		54,335
Stanley Black & Decker	633		48,633
Staples	3,122		42,085
Starbucks	2,957		165,947
Starwood Hotels & Resorts Worldwide	681	c	41,820
State Street	1,929		107,349
Stericycle	277	a	26,135
Stryker	1,152		72,173
SunTrust Banks	2,044		57,988
Superior Energy Services	610	a	15,232
Symantec	2,767	a	60,238
Synopsys	793	a	26,518
Sysco	2,198		69,830
T. Rowe Price Group	966		69,021
Target	2,259		136,466
TD Ameritrade Holding	1,145		22,202
TE Connectivity	1,707		66,368
Teradata	561	a	37,396
Texas Instruments	4,124		136,422
Textron	976		28,070
The TJX Companies	2,713		122,573
Thermo Fisher Scientific	1,360		98,110

Tiffany & Co.	397		26,103
Time Warner	3,449		174,243
Time Warner Cable	1,147		102,473
Toll Brothers	400	a	14,980
Torchmark	476		26,518
Total System Services	474		11,020
Tractor Supply	210		21,771
TransDigm Group	140		18,962
Transocean	1,323		75,087
Travelers	1,431		112,276
Trimble Navigation	576	a	36,000
TRW Automotive Holdings	479	a	27,605
Tyco International	1,903		57,528
Tyson Foods, Cl. A	1,399		30,946
U.S. Bancorp	7,275		240,803
UDR	754	c	18,013
Ulta Salon Cosmetics & Fragrance	178		17,412
Ultra Petroleum	526	a	9,584
Under Armour, Cl. A	451	a	22,942
Union Pacific	1,823		239,652
United Continential Holdings	247	a	5,965
United Parcel Service, Cl. B	2,812		222,963
United States Steel	535		11,957
United Technologies	3,334		291,958
UnitedHealth Group	4,000		220,840
Unum Group	949		22,121
Urban Outfitters	444	a	18,999
Valero Energy	2,080		90,958
Varian Medical Systems	398	a	28,119
Ventas	1,194	c	79,150
VeriFone Systems	353	a	12,256
VeriSign	497	a	21,575
Verisk Analytics, Cl. A	440	a	24,270
Verizon Communications	10,920		476,221
Vertex Pharmaceuticals	930	a	41,645
VF	333		49,144
Viacom, Cl. B	1,760		106,216
Visa, Cl. A	2,028		320,241
VMware, Cl. A	278	a	21,261
Vornado Realty Trust	636	c	53,717
Vulcan Materials	574		32,465
W.R. Berkley	398		16,386
W.W. Grainger	231		50,316
Wal-Mart Stores	7,130		498,744

Walgreen	3,523		140,779
Walt Disney	6,552		353,022
Warner Chilcott, Cl. A	597		8,459
Waste Management	1,666		60,609
Waters	284	a	26,006
Weatherford International	3,132	a	41,812
WellPoint	1,312		85,044
Wells Fargo & Co.	19,161		667,378
Western Digital	704		33,088
Western Union	2,753		39,175
Weyerhaeuser	2,031	c	61,174
Whirlpool	329		37,960
Whiting Petroleum	380	a	18,080
Whole Foods Market	656		63,140
Williams	2,701		94,670
Windstream	2,205		21,477
Wisconsin Energy	1,042		41,086
Wyndham Worldwide	622		34,701
Wynn Resorts	272		34,060
Xcel Energy	1,871		51,976
Xerox	4,418		35,388
Xilinx	1,168		42,620
XL Group	1,408		39,030
Xylem	905		25,277
Yahoo!	3,895	a	76,459
Yum! Brands	1,683		109,294
Zimmer Holdings	697		51,996
			53,421,101
Total Common Stocks
(cost $94,237,515)			101,722,882

Preferred Stocks--.1%
Germany
Bayerische Motoren Werke	132		9,035
Henkel & Co.	687		60,660
Porsche Automobil Holding	502		43,691
ProSiebenSat.1 Media	436		14,912
RWE	68		2,396
Volkswagen	524		129,597
Total Preferred Stocks
(cost $154,902)			260,291
	Number of
Rights--.0%	Rights		Value ($)
Spain

Banco Santander
(cost $7,053)	39,626	[a]	8,555
	Face Amount
	Covered by
Options Purchased--2.9%	Contracts ($)		Value ($)
Call Options--2.9%
U.S. Treasury 10 Year Note Futures,
March 2013 @ $115	303,000	a	4,933,219

	Number of
	Contracts		Value ($)
Put Options--.0%
Swiss Market Index Futures,
March 2013 @ CHF 7,113	60	a	3,564
Swiss Market Index Futures,
March 2013 @ CHF 6,846	1,330	a	27,061
			30,625
Total Options Purchased
(cost $5,461,902)			4,963,844
	Principal
Short-Term Investments--22.8%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 3/14/13	6,770,000	d	6,769,750
0.06%, 3/21/13	1,270,000		1,269,937
0.06%, 4/4/13	7,110,000		7,109,360
0.07%, 3/7/13	9,000,000		8,999,640
0.09%, 2/21/13	7,000,000		6,999,902
0.09%, 2/28/13	2,500,000		2,499,945
0.10%, 2/14/13	6,000,000		5,999,970
Total Short-Term Investments
(cost $39,647,480)			39,648,504

Other Investment--15.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $27,624,018)	27,624,018	[e]	27,624,018
Total Investments (cost $167,132,870)	100.3%		174,228,094
Liabilities, Less Cash and Receivables	(.3%)		(478,433)
Net Assets	100.0%		173,749,661

BR - Bearer Certificate
CDI - Chess Depository Interest
CHF- Swiss Franc
PC - Participation Certificate

REIT - Real Estate Investment Trust
RSP - Risparmio (Savings) Shares
SDR- Swedish Depository Receipts
STRIP - Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2013, the value of this security amounted to $8 or less than .01% of net assets.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $6,574,318 of which $14,630,974 related to appreciated investment securities and $8,056,656 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	38.7
Financial	12.3
Consumer Discretionary	7.0
Industrial	6.3
Consumer Staples	6.1
Health Care	6.1
Energy	6.0
Information Technology	6.0
Materials	4.2
Options Purchased	2.9
Telecommunication Services	2.7
Utilities	2.0
100.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013 ($)

Financial Futures Long
Amsterdam Exchange Index	89	8,540,007	February 2013	135,056
Australian 10 Year Bond	63	7,991,836	March 2013	15,833
CAC 40 10 EURO	270	13,679,819	February 2013	69,783
DAX	87	23,023,123	March 2013	413,461
Euro-Bond	19	3,660,742	March 2013	(17,999)
Euro-Bond Options	183	5,441,622	February 2013	(411,522)
Japanese 10 Year Bond	26	41,027,940	March 2013	136,273
Topix	57	5,843,677	March 2013	315,950
U.S. Treasury 10 Year Notes	69	9,058,406	March 2013	6,661

Financial Futures Short
ASX SPI 200	4	(505,235)	March 2013	(17,326)
Canadian 10 Year Bond	207	(27,750,120)	March 2013	259,398
FTSE 100	65	(6,453,404)	March 2013	(139,488)
Hang Seng	63	(9,657,065)	February 2013	(53,490)
Japanese 10 Year Mini Bond	49	(7,734,868)	March 2013	(20,342)
Long Gilt	228	(42,080,124))	March 2013	504,967
S&P/ Toronto Stock Exchange 60 Index	47	(6,846,902)	March 2013	(148,579)
Standard & Poor's 500 E-mini	20	(1,493,300)	March 2013	977

Gross Unrealized Appreciation				1,858,359
Gross Unrealized Depreciation				(808,746)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/21/2013	a	12,397,277	12,959,184	12,881,696	(77,488)
3/21/2013	b	5,219,907	5,426,615	5,423,873	(2,742)
3/21/2013	c	761,000	797,253	790,736	(6,517)
3/21/2013	d	1,770,753	1,841,924	1,839,944	(1,980)
3/21/2013	e	5,422,137	5,656,913	5,634,005	(22,908)
3/21/2013	f	4,651,895	4,857,243	4,833,666	(23,577)

British Pound,
Expiring:
3/21/2013	a	477,477	777,886	757,079	(20,807)
3/21/2013	b	372,527	605,200	590,672	(14,528)
3/21/2013	c	853,787	1,390,367	1,353,749	(36,618)
3/21/2013	f	4,078,579	6,586,482	6,466,921	(119,561)

Canadian Dollar,
Expiring:
3/21/2013	b	7,877,290	7,964,227	7,889,643	(74,584)
3/21/2013	c	6,149,513	6,212,742	6,159,156	(53,586)
3/21/2013	d	8,265,640	8,357,125	8,278,602	(78,523)
3/21/2013	e	360,800	365,112	361,366	(3,746)
3/21/2013	f	8,190,752	8,307,779	8,203,596	(104,183)
3/21/2013	g	5,871,161	5,934,062	5,880,368	(53,694)
3/21/2013	h	5,969,103	6,042,057	5,978,463	(63,594)

Euro,
Expiring:
3/21/2013	a	1,292,200	1,728,298	1,755,021	26,723
3/21/2013	b	369,200	493,727	501,434	7,707
3/21/2013	c	3,167,900	4,234,439	4,302,530	68,091
3/21/2013	d	5,623,408	7,601,704	7,637,515	35,811
3/21/2013	e	1,561,319	2,084,511	2,120,529	36,018
3/21/2013	f	10,169,833	13,650,774	13,812,309	161,535
3/21/2013	g	2,081,060	2,762,764	2,826,422	63,658

3/21/2013	h	512,200	681,818	695,652	13,834
3/21/2013	i	1,154,800	1,528,052	1,568,409	40,357

Japanese Yen,
Expiring:
3/21/2013	b	13,821,900	165,041	151,198	(13,843)
3/21/2013	c	67,083,000	803,899	733,824	(70,075)
3/21/2013	d	145,203,520	1,752,466	1,588,387	(164,079)
3/21/2013	e	346,673,879	4,204,298	3,792,280	(412,018)
3/21/2013	f	1,073,769,900	12,991,204	11,746,013	(1,245,191)
3/21/2013	h	275,182,705	3,320,638	3,010,235	(310,403)

New Zealand Dollar,

Expiring:
3/21/2013 a	6,262,007	5,222,138	5,238,494	16,356
3/21/2013 c	66,000	55,126	55,212	86
3/21/2013 d	5,088,000	4,220,852	4,256,376	35,524
3/21/2013 f	2,299,500	1,896,101	1,923,651	27,550

Norwegian Krone,
Expiring:
3/21/2013 b	10,595,364	1,861,195	1,935,781	74,586
3/21/2013 c	159,000	28,718	29,049	331
3/21/2013 d	14,793,528	2,676,459	2,702,788	26,329
3/21/2013 e	13,629,642	2,429,945	2,490,146	60,201
3/21/2013 f	13,596,281	2,457,549	2,484,051	26,502
3/21/2013 j	9,353,445	1,649,863	1,708,881	59,018

Swedish Krona,
Expiring:
3/21/2013 b	18,153,078	2,725,687	2,852,284	126,597
3/21/2013 c	1,055,000	162,796	165,766	2,970
3/21/2013 d	17,951,377	2,697,995	2,820,591	122,596
3/21/2013 e	24,240,692	3,608,938	3,808,794	199,856
3/21/2013 f	7,473,000	1,144,074	1,174,187	30,113
3/21/2013 g	31,129,166	4,668,259	4,891,138	222,879

Swiss Franc,
Expiring:
3/21/2013 c	6,745	7,393	7,416	23
3/21/2013 e	386,415	421,827	424,832	3,005
3/21/2013 f	394,785	431,224	434,034	2,810

Sales:		Proceeds ($)

Australian Dollar,
Expiring:
3/21/2013 b	227,900	238,331	236,805	1,526
3/21/2013 c	280,000	293,925	290,941	2,984
3/21/2013 d	2,333,000	2,429,801	2,424,161	5,640
3/21/2013 e	455,800	476,803	473,610	3,193
3/21/2013 f	6,320,735	6,567,470	6,567,715	(245)

British Pound,
Expiring:
3/21/2013 a	1,072,050	1,717,390	1,699,823	17,567

3/21/2013	b	4,856,440	7,811,309	7,700,283	111,026
3/21/2013	c	4,018,347	6,430,262	6,371,418	58,844
3/21/2013	d	5,263,083	8,382,553	8,345,049	37,504
3/21/2013	e	4,237,416	6,831,103	6,718,770	112,333
3/21/2013	f	6,860,213	10,932,048	10,877,429	54,619
3/21/2013	g	5,473,640	8,787,235	8,678,904	108,331
3/21/2013	h	429,200	680,493	680,532	(39)
3/21/2013	i	465,000	741,173	737,296	3,877

Canadian Dollar,
Expiring:
3/21/2013	c	2,571,100	2,576,461	2,575,132	1,329
3/21/2013	d	3,007,418	3,004,464	3,012,134	(7,670)
3/21/2013	e	1,506,400	1,500,249	1,508,762	(8,513)
3/21/2013	f	12,049,492	12,053,451	12,068,387	(14,936)
3/21/2013	g	1,514,940	1,525,220	1,517,316	7,904
3/21/2013	h	288,560	290,578	289,013	1,565

Euro,
Expiring:
3/21/2013	a	6,028,010	7,793,524	8,187,031	(393,507)
3/21/2013	b	13,463,893	17,572,898	18,286,186	(713,288)
3/21/2013	c	4,246,896	5,538,112	5,767,985	(229,873)
3/21/2013	f	7,772,110	10,061,823	10,555,806	(493,983)
3/21/2013	g	5,526,083	7,161,555	7,505,332	(343,777)

Japanese Yen,
Expiring:
3/21/2013	c	458,354,270	5,284,827	5,013,956	270,871
3/21/2013	e	58,961,200	655,952	644,979	10,973
3/21/2013	f	386,907,370	4,452,113	4,232,396	219,717
3/21/2013	g	36,811,600	420,747	402,684	18,063
3/21/2013	i	68,364,400	781,556	747,841	33,715

New Zealand Dollar,
Expiring:
3/21/2013	c	276,800	230,713	231,558	(845)
3/21/2013	d	1,432,960	1,199,649	1,198,745	904
3/21/2013	e	418,800	349,845	350,348	(503)
3/21/2013	f	2,537,097	2,120,997	2,122,413	(1,416)
6/21/2013	e	472,423	396,387	392,713	3,674

Norwegian Krone,
Expiring:
3/21/2013	d	8,025,000	1,439,532	1,466,173	(26,641)
3/21/2013	e	2,413,224	434,803	440,898	(6,095)
3/21/2013	f	2,465,496	443,853	450,448	(6,595)

Swedish Krona,
Expiring:
3/21/2013	c	1,449,000	223,905	227,673	(3,768)
3/21/2013	d	8,380,203	1,316,458	1,316,731	(273)

3/21/2013 f	7,661,797	1,190,035	1,203,852	(13,817)

Swiss Franc,
Expiring:
3/21/2013 c	2,201,600	2,371,631	2,420,482	(48,851)
3/21/2013 g	549,518	600,730	604,151	(3,421)

Gross Unrealized Appreciation				2,577,225
Gross Unrealized Depreciation				(5,292,301)

Counterparties:

a	Bank of America
b	BNP Paribas
c Citigroup
d	Credit Suisse First Boston
e	HSBC
f UBS
g	Goldman Sachs
h	Royal Bank of Canada
i	Standard Chartered Bank
j	Skandinaviska Enskilda Banken

STATEMENT OF OPTIONS WRITTEN
January 31, 2013 (Unaudited)

	Number
	of Contracts		Value ($)
Call Options:
Swiss Market Index Futures,
March 2013 @ CHF 6,846	1,330	a	(714,257)
Swiss Market Index Futures,
March 2013 @ CHF 7,113	60	a	(17,022)

(premiums received $210,373)			(731,279)

CHF-Swiss Franc

a	Non-income producing security.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)